UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21475

                           RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                             Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Tara Tilbury

50 South Sixth Street, Suite 2350

                                  Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 376-7132

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

RBC Global Asset Management

Semi-Annual Report

For the six months ended September 30, 2020

RBC Emerging Markets Equity Fund

RBC Emerging Markets Small Cap Equity Fund

RBC Emerging Markets Value Equity Fund

RBC Global Opportunities Fund

RBC International Opportunities Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800-422-2766.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-422-2766 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

RBC®

	RBC Funds
About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov.

Table of Contents	Portfolio Managers	1
	Performance Summary	2
	Fund Statistics
	- RBC Emerging Markets Equity Fund	5
	- RBC Emerging Markets Small Cap Equity Fund	6
	- RBC Emerging Markets Value Equity Fund	7
	- RBC Global Opportunities Fund	8
	- RBC International Opportunities Fund	9
	Schedule of Portfolio Investments	10
	Financial Statements
	- Statements of Assets and Liabilities	28
	- Statements of Operations	32
	- Statements of Changes in Net Assets	34
	Financial Highlights	39
	Notes to Financial Statements	53
	Share Class Information	72
	Supplemental Information	73
	Approval of Investment Advisory Agreement (Unaudited)	75

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”) serves as the investment advisor and RBC Global Asset Management (UK) Limited (“RBC GAM-UK”) serves as the investment sub-advisor to the Funds and is responsible for the overall management of the Funds’ portfolios. The individual primarily responsible for the day-to-day management of each Fund’s portfolio is set forth below.

Philippe Langham

Senior Portfolio Manager and Head of Emerging Market Equities

Philippe Langham is Head of Emerging Market Equities at RBC GAM-UK and is responsible for portfolio management of RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. Philippe joined RBC GAM-UK in November 2009 from Societe Generale Asset Management, where he was Head of Global Emerging Markets. He was previously Director and Head of Emerging Markets and Asia at Credit Suisse in Zurich. Prior to that, he managed Global Emerging Markets, Asian, Latin American and U.S. portfolios for nine years at the Kuwait Investment Office. Philippe holds a BSc in economics from the University of Manchester in England and is a Chartered Accountant.

Laurence Bensafi

Senior Portfolio Manager and Deputy Head of Emerging Markets Equity

Laurence Bensafi is Deputy Head of Emerging Markets Equity at RBC GAM-UK and is responsible for portfolio management of RBC Emerging Markets Value Equity Fund. Prior to joining RBC GAM-UK in 2013, Laurence was the Head of Aviva Investors’ Emerging Markets team, where she was responsible for managing Global Emerging Markets income funds and for developing quantitative stock selection and analysis models. Laurence began her investment career as a Quantitative Analyst at Societe Generale Asset Management, supporting European and Global Equity portfolio management by developing quantitative models to assist in the portfolio construction and security selection process. In 1997, Laurence obtained a Magistere d’Economiste Statisticien & D.E.S.S. Statistique et Econometrie from Toulouse University in France. Laurence is a CFA charterholder.

Habib Subjally

Senior Portfolio Manager and Head of Global Equities

Habib Subjally is Head of Global Equities at RBC GAM-UK and is responsible for portfolio management of RBC Global Opportunities Fund and RBC International Opportunities Fund. Prior to joining RBC GAM-UK in 2014 Habib and his team spent eight years together at First State managing global equities. Previously he was Head of Small & Mid Cap Research at Credit Suisse and Head of the Global equities team at Invesco. Habib began his fund management career at Merrill Lynch Investment Managers, where he was Head of North American and Global equities research. He holds a BSc (Hons) from the London School of Economics and holds Chartered Accountant and ASIP designations.

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	5 Year	Since Inception(a)	Net Expense Ratio(b)(c)	Gross Expense Ratio(b)(c)
Average Annual Total Returns as of September 30, 2020 (Unaudited)

RBC Emerging Markets Equity Fund
Class A
- Including Max Sales Charge of 5.75%	2.41%	1.27%	6.70%	4.70%
- At Net Asset Value	8.62%	3.30%	7.96%	5.62%	1.13%	1.36%
Class I
- At Net Asset Value	8.92%	3.57%	8.18%	5.86%	0.88%	1.02%
Class R6
- At Net Asset Value	8.87%	3.56%	8.18%	5.98%	0.88%	0.91%

MSCI Emerging Markets Net Total Return USD Index(d)	10.54%	2.42%	8.97%	3.78%
RBC Emerging Markets Small Cap Equity Fund
Class A
- Including Max Sales Charge of 5.75%	(11.74)%	(6.33)%	0.88%	(0.53)%
- At Net Asset Value	(6.35)%	(4.45)%	2.07%	0.34%	1.70%	4.32%
Class I
- At Net Asset Value	(6.06)%	(4.22)%	2.33%	0.59%	1.45%	4.06%

MSCI Emerging Markets Small Cap Net Total Return USD Index(d)	6.89%	(1.09)%	4.60%	2.29%
RBC Emerging Markets Value Equity Fund
Class I
- At Net Asset Value	3.48%	N/A	N/A	(4.65)%	0.95%	6.68%
Class R6
- At Net Asset Value	3.54%	N/A	N/A	(4.57)%	0.88%	6.67%

MSCI Emerging Markets Net Total Return USD Index(d)	10.54%	N/A	N/A	(0.47)%
RBC Global Opportunities Fund
Class A
- Including Max Sales Charge of 5.75%	11.45%	9.58%	12.53%	10.11%
- At Net Asset Value	18.26%	11.77%	13.86%	11.24%	1.11%	1.64%
Class I
- At Net Asset Value	18.57%	12.05%	14.06%	11.42%	0.86%	1.25%
Class R6
- At Net Asset Value	18.65%	12.09%	14.11%	11.46%	0.81%	5.44%

MSCI ACWI Net Total Return USD Index(d)	10.44%	7.12%	10.30%	7.13%

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	5 Year	Since Inception(a)	Net Expense Ratio(b)(c)	Gross Expense Ratio(b)(c)
Average Annual Total Returns as of September 30, 2020 (Unaudited)

RBC International Opportunities Fund
Class A
- Including Max Sales Charge of 5.75%	(0.15)%	1.90%	5.31%	3.21%
- At Net Asset Value	5.93%	3.93%	6.57%	4.27%	1.14%	1.38%
Class I
- At Net Asset Value	7.19%	4.51%	6.99%	4.64%	0.89%	1.21%
Class R6
- At Net Asset Value	7.41%	4.58%	7.05%	4.71%	0.84%	28.05%

MSCI ACWI ex US Index(d)	3.00%	1.16%	6.23%	3.17%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(a)

The since inception date (commencement of operations) is December 20, 2013 for RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund for Class A and Class I shares and November 22, 2016 for Class R6 shares, February 9, 2018 for RBC Emerging Markets Value Equity Fund for Class I and Class R6 shares and December 3, 2014 for RBC Global Opportunities Fund and RBC International Opportunities Fund for Class I shares, November 22,2016 for Class R6 shares and January 28, 2020 for Class A Shares. The performance in the table for Class R6 shares prior to November 22,2016 reflects the performance of the Class I shares since the Fund’s inception, adjusted to reflect the fees and expenses of Class R6 shares. The performance in the table for Class A shares of Global Opportunities Fund and International Opportunities Fund prior to January 28, 2020, reflects the performance of Class I shares since the Fund’s inception, adjusted to reflect the fees and expenses of Class A shares.

(b)	The Funds’ expenses reflect actual expenses for the most recent fiscal year ended March 31, 2020.

(c)

The Advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until July 31, 2022 (September 30, 2022 for RBC Emerging Markets Equity Fund).

(d)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

PERFORMANCE SUMMARY (UNAUDITED)

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. It captures large and mid capitalization representation across emerging markets countries and covers approximately 85% of the free float-adjusted market capitalization in each country. The Net Index is net of any foreign withholding tax. You cannot invest directly in an index.

The MSCI Emerging Markets Small Cap Index includes small capitalization representation across emerging markets countries. It covers approximately 14% of the free float-adjusted market capitalization in each country. The Net Index is net of any foreign withholding tax. You cannot invest directly in an index.

The MSCI ACWI ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. It captures large and mid capitalization representation across developed markets and emerging markets countries excluding the U.S. and covers approximately 85% the global investable equity opportunity set outside the U.S. The Net Index is net of any foreign withholding tax. You cannot invest directly in an index.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed and emerging markets. It captures large and mid capitalization representation across developed markets and emerging markets countries and covers approximately 85% of the global investable equity opportunity set. The Net Index is net of any foreign withholding tax. You cannot invest directly in an index.

FUND STATISTICS (UNAUDITED)
RBC Emerging Markets Equity Fund
Long-term growth of capital.				Investment Objective
MSCI Emerging Markets Net Total Return USD Index				Benchmark
				Asset Allocation as of 9/30/20 (% of Fund’s investments) & Top Five Industries (as of 9/30/20) (% of Fund’s net assets)

*Includes U.S. dollar denominated cash equivalent investments representing 3.01% of investments.
Taiwan Semiconductor	6.62%	Unilever Plc	3.72%	Top Ten Holdings (excluding investment companies) (as of 9/30/20) (% of Fund’s net assets)
Manufacturing Co. Ltd.		Ping An Insurance Group Co. of	3.55%
Alibaba Group Holding Ltd.	6.42%	China Ltd.
Tencent Holdings Ltd.	5.01%	Antofagasta Plc	3.31%
Naspers Ltd.	4.50%	Dr Reddy’s Laboratories Ltd.	3.13%
Tata Consultancy Services Ltd.	4.27%	AIA Group Ltd.	2.96%

*A listing of all portfolio holdings can be found beginning on page 10

The graph reflects an initial investment of $250,000 over the period from December 20, 2013 (commencement of operations) to September 30, 2020 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

				Growth of $250,000 Initial Investment Since Inception (12/20/13)

	FUND STATISTICS (UNAUDITED)
	RBC Emerging Markets Small Cap Equity Fund
Investment Objective	Long-term growth of capital.
Benchmark	MSCI Emerging Markets Small Cap Net Total Return USD Index
Asset Allocation as of 9/30/20 (% of Fund’s investments) & Top Five Industries (as of 9/30/20) (% of Fund’s net assets)

	*Includes U.S. dollar denominated cash equivalent investments representing 2.98% of investments.
Top Ten Holdings (excluding investment companies) (as of 9/30/20) (% of Fund’s net assets)	Voltronic Power Technology Corp.	4.85%	AVI Ltd.	3.29%
	Century Pacific Food, Inc.	4.53%	Leeno Industrial, Inc.	3.25%
	Chroma ATE, Inc.	4.47%	JSE Ltd.	3.09%
	Fleury SA	3.57%	Giant Manufacturing Co. Ltd.	3.05%
	Marico Ltd.	3.55%	Bajaj Holdings & Investment Ltd.	3.03%

	*A listing of all portfolio holdings can be found beginning on page 13
Growth of $250,000 Initial Investment Since Inception (12/20/13)

The graph reflects an initial investment of $250,000 over the period from December 20, 2013 (commencement of operations) to September 30, 2020 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

FUND STATISTICS (UNAUDITED)
RBC Emerging Markets Value Equity Fund
Long-term growth of capital.				Investment Objective
MSCI Emerging Markets Net Total Return USD Index				Benchmark
				Asset Allocation as of 9/30/20 (% of Fund’s investments) & Top Five Industries (as of 9/30/20) (% of Fund’s net assets)

*Includes U.S. dollar denominated cash equivalent investments representing 0.82% of investments.
Alibaba Group Holding Ltd.	6.84%	Ping An Bank Co. Ltd.	2.23%	Top Ten Holdings (excluding investment companies) (as of 9/30/20) (% of Fund’s net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.44%	Ping An Insurance Group Co. of China Ltd.	2.15%
Samsung Electronics Co. Ltd.	5.34%	Hyundai Motor Co.	2.04%
Naspers Ltd.	2.44%	Flat Glass Group Co. Ltd.	1.71%
Antofagasta Plc	2.38%	E-MART, Inc.	1.69%

*A listing of all portfolio holdings can be found beginning on page 17

The graph reflects an initial investment of $250,000 over the period from February 9, 2018 (commencement of operations) to September 30, 2020 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

				Growth of $250,000 Initial Investment Since Inception (2/9/18)

	FUND STATISTICS (UNAUDITED)
	RBC Global Opportunities Fund
Investment Objective	Long-term growth of capital.
Benchmark	MSCI ACWI Net Total Return USD Index
Asset Allocation as of 9/30/20 (% of Fund’s investments) & Top Five Industries (as of 9/30/20) (% of Fund’s net assets)

	*Includes U.S. dollar denominated cash equivalent investments representing 0.86% of investments.
Top Ten Holdings (excluding investment companies) (as of 9/30/20) (% of Fund’s net assets)	Microsoft Corp.	5.11%	Alphabet, Inc.	3.78%
	Amazon.com, Inc.	4.32%	Nidec Corp.	3.68%
	Roche Holding AG	4.26%	American Water Works Co., Inc.	3.64%
	Danaher Corp.	4.25%	UnitedHealth Group, Inc.	3.64%
	Deutsche Post AG	3.85%	Orsted A/S	3.53%
	*A listing of all portfolio holdings can be found beginning on page 22
Growth of $100,000 Initial Investment Since Inception (12/3/14)

The graph reflects an initial investment of $100,000 over the period from December 3, 2014 (commencement of operations) to September 30, 2020 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

FUND STATISTICS (UNAUDITED)
RBC International Opportunities Fund
Long-term growth of capital.				Investment Objective
MSCI ACWI ex USA Net Total Return USD Index				Benchmark
				Asset Allocation as of 9/30/20 (% of Fund’s investments) & Top Five Industries (as of 9/30/20) (% of Fund’s net assets)

Taiwan Semiconductor	7.27%	Deutsche Post AG	4.81%	Top Ten Holdings (excluding investment companies) (as of 9/30/20) (% of Fund’s net assets)
Manufacturing Co. Ltd.		Orsted A/S	4.43%
Nidec Corp.	5.43%	Neste Oyj	3.97%
Naspers Ltd.	5.39%	Partners Group Holding AG	3.57%
Roche Holding AG	5.16%	Croda International Plc	3.54%
AIA Group Ltd.	4.88%
*A listing of all portfolio holdings can be found beginning on page 25

The graph reflects an initial investment of $100,000 over the period from December 3, 2014 (commencement of operations) to September 30, 2020 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

				Growth of $100,000 Initial Investment Since Inception (12/3/14)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund

September 30, 2020 (Unaudited)

Shares		Value
Common Stocks — 98.61%
Argentina — 0.62%
9,900	MercadoLibre, Inc.*	$10,716,552

Bangladesh — 0.04%
1,343,153	BRAC Bank Ltd.	642,527

Brazil — 4.26%
2,342,000	B3 SA - Brasil Bolsa Balcao	22,986,705
6,945,960	Banco Bradesco SA	22,362,036
6,804,930	Raia Drogasil SA	28,548,256

		73,896,997

Chile — 4.14%
4,353,644	Antofagasta Plc	57,456,326
4,926,036	SACI Falabella	14,431,777

		71,888,103

China — 23.85%
378,700	Alibaba Group Holding Ltd., ADR*	111,330,226
7,251,354	China Resources Land Ltd.	33,072,154
6,434,400	Fuyao Glass Industry Group Co. Ltd., Series H(a)	23,715,405
2,191,022	Midea Group Co. Ltd., Class A	23,483,000
5,927,912	Ping An Insurance Group Co. of China Ltd., Series H	61,536,754
1,639,077	Sunny Optical Technology Group Co. Ltd.	25,458,677
1,287,985	Tencent Holdings Ltd.	86,994,873
907,600	Yum China Holdings, Inc.	48,057,420

		413,648,509

Hong Kong — 4.08%
5,158,190	AIA Group Ltd.	51,272,912
413,142	Hong Kong Exchanges & Clearing Ltd.	19,448,036

		70,720,948

India — 15.60%
775,340	Dr Reddy’s Laboratories Ltd.	54,299,169
91,380	Dr. Reddy’s Laboratories Ltd., ADR	6,356,393
2,011,671	HDFC Bank Ltd.*	29,530,954
483,688	Hero MotoCorp Ltd.	20,645,466
2,109,950	Housing Development Finance Corp. Ltd.	50,011,507
4,321,176	Mahindra & Mahindra Ltd.	35,726,210
2,190,879	Tata Consultancy Services Ltd.	74,122,765

		270,692,464

Indonesia — 2.59%
10,109,868	Bank Central Asia Tbk PT	18,454,609
253,938,200	Kalbe Farma Tbk PT	26,532,685

		44,987,294

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund (cont.)

September 30, 2020 (Unaudited)

Shares		Value
Korea — 9.16%
90,183	Amorepacific Corp.	$12,572,466
1,416,367	Hanon Systems	14,956,346
57,365	NCSoft Corp.	39,532,140
137,552	Samsung Fire & Marine Insurance Co. Ltd.	21,428,440
1,138,897	Shinhan Financial Group Co. Ltd.	26,719,182
609,898	SK Hynix, Inc.	43,719,169

		158,927,743

Mexico — 1.78%
550,900	Fomento Economico Mexicano SAB de CV, ADR	30,955,071

Peru — 1.51%
211,260	Credicorp Ltd.	26,194,127

Philippines — 2.37%
2,251,975	SM Investments Corp.	41,069,852

South Africa — 7.34%
2,181,676	Clicks Group Ltd.	28,882,300
2,690,955	Discovery Ltd.	20,431,712
442,185	Naspers Ltd., N Shares	78,100,442

		127,414,454

Taiwan — 14.49%
16,742,644	E.Sun Financial Holding Co. Ltd.	14,910,775
197,000	Largan Precision Co. Ltd.	23,070,579
2,257,028	MediaTek, Inc.	47,824,102
6,811,530	Standard Foods Corp.	14,369,289
7,635,854	Taiwan Semiconductor Manufacturing Co. Ltd.	114,874,386
16,803,468	Uni-President Enterprises Corp.	36,392,288

		251,441,419

Thailand — 0.51%
3,607,400	Kasikornbank Public Co. Ltd., NVDR	8,806,239

Turkey — 1.26%
23,862,592	Enka Insaat ve Sanayi AS	21,779,586

United Kingdom — 5.01%
1,054,118	Mondi Plc	22,343,954
1,047,058	Unilever Plc	64,554,812

		86,898,766

Total Common Stocks		1,710,680,651

(Cost $1,601,117,544)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund (cont.)

September 30, 2020 (Unaudited)

Shares		Value
Investment Company — 3.06%
53,107,826	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	$53,107,826

Total Investment Company		53,107,826

(Cost $53,107,826)

Total Investments		$1,763,788,477
(Cost $1,654,225,370)(c) — 101.67%

Liabilities in excess of other assets — (1.67)%		(29,050,478)

NET ASSETS — 100.00%		$1,734,737,999

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

NVDR - Non-Voting Depository Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Financials	22.75%
Consumer Discretionary	21.97%
Information Technology	18.97%
Consumer Staples	12.47%
Communication Services	7.29%
Health Care	5.03%
Materials	4.60%
Industrials	3.62%
Real Estate	1.91%
Other	1.39%

100.00%

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Small Cap Equity Fund

September 30, 2020 (Unaudited)

Shares		Value
Common Stocks — 96.07%
Bangladesh — 3.58%
269,098	BRAC Bank Ltd.	$128,729
156,130	Delta Brac Housing Finance Corp Ltd.	169,655

		298,384

Brazil — 4.25%
1,397	Arco Platform Ltd., Class A*	57,054
62,700	Fleury SA	297,763

		354,817

Chile — 5.23%
170,111	Inversiones Aguas Metropolitanas SA	123,293
34,231	Inversiones La Construccion SA	203,612
78,118	Parque Arauco SA	109,356

		436,261

China — 8.30%
264,000	Greatview Aseptic Packaging Co. Ltd.	101,544
20,899	Hongfa Technology Co. Ltd., Class A	141,041
94,972	InnoCare Pharma Ltd.*,(a)	124,405
124,743	Precision Tsugami China Corp. Ltd.	105,877
1,252	Silergy Corp.	74,227
105,000	SITC International Holdings Co. Ltd.	145,474

		692,568

Egypt — 0.98%
22,721	Integrated Diagnostics Holdings Plc(a)	81,732

Hong Kong — 2.80%
60,000	Vitasoy International Holdings Ltd.	233,969

India — 16.91%
7,660	Bajaj Holdings & Investment Ltd.	252,685
22,918	Cholamandalam Financial Holdings Ltd.	122,967
47,041	Cyient Ltd.	245,523
60,111	Marico Ltd.	296,087
9,679	Sundaram Finance Ltd.	170,882
24,524	Tata Consumer Products Ltd.	166,382
19,027	Tube Investments of India Ltd.	156,029

		1,410,555

Indonesia — 2.11%
2,000,979	Sarimelati Kencana PT	77,316
1,227,100	Selamat Sempurna Tbk PT	98,641

		175,957

Korea — 8.56%
17,709	DGB Financial Group, Inc.	82,972

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Small Cap Equity Fund (cont.)

September 30, 2020 (Unaudited)

Shares		Value
2,759	Koh Young Technology, Inc.	$211,108
2,573	Leeno Industrial, Inc.	270,987
15,805	Macquarie Korea Infrastructure Fund	148,538

		713,605

Malaysia — 1.48%
136,600	Bermaz Auto Berhad	45,548
25,160	LPI Capital Berhad	78,261

		123,809

Mexico — 3.16%
56,200	Bolsa Mexicana de Valores SAB de CV	126,778
90,800	Corp. Inmobiliaria Vesta SAB de CV	136,417

		263,195

Pakistan — 1.13%
31,000	Packages Ltd.	94,160

Peru — 1.32%
3,231	InRetail Peru Corp.(a)	109,822

Philippines — 6.74%
1,066,850	Century Pacific Food, Inc.	378,133
558,794	Integrated Micro-Electronics, Inc.*	65,731
61,820	Security Bank Corp.	118,252

		562,116

South Africa — 6.38%
62,034	AVI Ltd.	274,694
36,846	JSE Ltd.	257,625

		532,319

Sri Lanka — 1.28%
155,189	Hatton National Bank Plc	106,670

Taiwan — 18.16%
70,000	Chroma ATE, Inc.	373,129
26,835	Giant Manufacturing Co. Ltd.	254,271
16,274	Innodisk Corp.	89,765
28,373	Pacific Hospital Supply Co. Ltd.	69,056
5,337	Poya International Co. Ltd.	102,080
57,247	Standard Foods Corp.	120,766
11,916	Voltronic Power Technology Corp.	404,771
38,027	Wistron NeWeb Corp.	101,022

		1,514,860

Thailand — 0.90%
21,100	Aeon Thana Sinsap Thailand Public Co. Ltd., NVDR	74,662

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Small Cap Equity Fund (cont.)

September 30, 2020 (Unaudited)

Shares		Value

United Arab Emirates — 2.80%
200,246	Aramex PJSC	$233,182

Total Common Stocks		8,012,643

(Cost $8,565,172)

Preferred Stocks — 0.86%
Korea — 0.86%
1,451	Amorepacific Corp.	71,441

Philippines — 0.00%
58,000	Security Bank Corp.*,(b),(c)	120

Total Preferred Stocks		71,561

(Cost $124,030)

Investment Company — 2.97%
247,923	U.S. Government Money Market Fund, RBC Institutional Class 1 (d)	247,923

Total Investment Company		247,923

(Cost $247,923)

Total Investments		$8,332,127
(Cost $8,937,125)(e) — 99.90%

Other assets in excess of liabilities — 0.10%		8,582

NET ASSETS — 100.00%		$8,340,709

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliated investment.

(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

NVDR - Non-Voting Depository Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Small Cap Equity Fund (cont.)

September 30, 2020 (Unaudited)

Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	24.49%
Consumer Staples	19.80%
Information Technology	17.16%
Industrials	12.35%
Consumer Discretionary	9.48%
Health Care	6.87%
Real Estate	2.95%
Materials	2.35%
Utilities	1.48%
Other	3.07%
100.00%

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund

September 30, 2020 (Unaudited)

Shares		Value
Common Stocks — 97.03%
Brazil — 2.44%
61,600	Banco do Brasil SA	$325,775
87,000	CCR SA	197,364
44,000	Hypera SA	232,775

		755,914

Chile — 3.72%
55,928	Antofagasta Plc	738,099
25,173	Inversiones La Construccion SA	149,733
89,608	SACI Falabella	262,524

		1,150,356

China — 29.97%
7,200	Alibaba Group Holding Ltd., ADR*	2,116,656
3,800	Baidu, Inc., ADR*	481,042
142,000	China Resources Cement Holdings Ltd.	195,215
458,000	China Unicom Hong Kong Ltd.	300,628
412,000	Chinasoft International Ltd.	300,822
200,000	CSPC Pharmaceutical Group Ltd.	390,409
197,583	Flat Glass Group Co. Ltd., Class H	529,932
49,800	Gree Electric Appliances, Inc. of Zhuhai, Class A	392,106
642,000	Industrial & Commercial Bank of China Ltd., Class H	334,415
193,500	KWG Group Holdings Ltd.	333,256
701,000	Lee & Man Paper Manufacturing Ltd.	510,060
900	NetEase, Inc., ADR	409,203
534,000	Nexteer Automotive Group Ltd.	374,111
321,399	Ping An Bank Co. Ltd., Class A	719,122
64,000	Ping An Insurance Group Co. of China Ltd., Series H	664,374
82,970	Sany Heavy Industry Co. Ltd., Class A	304,789
68,000	Shimao Property Holdings Ltd.	283,692
289,000	SITC International Holdings Co. Ltd.	400,399
246,400	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	238,067

		9,278,298

Egypt — 0.94%
68,280	Commercial International Bank Egypt SAE, GDR	292,673

Greece — 0.64%
327,783	Alpha Bank AE*	198,198

Hong Kong — 2.25%
1,665,000	Pacific Basin Shipping Ltd.	256,495
218,000	Xinyi Glass Holdings Ltd.	440,889

		697,384

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2020 (Unaudited)

Shares		Value
Hungary — 1.40%
29,786	MOL Hungarian Oil & Gas Plc*	$162,129
8,975	OTP Bank Plc*	270,136

		432,265

India — 8.01%
189,977	Apollo Tyres Ltd.	337,481
72,346	Axis Bank Ltd.*	418,693
83,739	Indiabulls Housing Finance Ltd.	180,097
27,464	Infosys Ltd.	377,634
49,463	Mahindra & Mahindra Ltd.	408,945
126,927	Redington India Ltd.	203,947
10,091	Reliance Industries Ltd.	306,039
29,193	Shriram Transport Finance Co. Ltd.	246,410

		2,479,246

Indonesia — 0.64%
656,700	Bank Negara Indonesia Persero Tbk PT	196,992

Korea — 16.90%
1,711	Com2uSCorp	167,493
7,885	DB Insurance Co. Ltd.	304,729
4,340	E-MART, Inc.	524,364
9,341	Fila Holdings Corp.	291,907
17,440	Hana Financial Group, Inc.	418,962
4,139	Hyundai Motor Co.	630,453
6,334	LG Corp.	402,170
33,266	Samsung Electronics Co. Ltd.	1,651,463
7,103	SK Hynix, Inc.	509,163
4,692	SKC Co. Ltd.	331,796

		5,232,500

Mexico — 2.53%
91,500	Cemex SAB de CV, ADR	347,700
560,050	Gentera SAB de CV*	158,049
199,700	PLA Administradora Industrial S de RL de CV, REIT	277,538

		783,287

Pakistan — 0.97%
381,821	Habib Bank Ltd.	300,957

Peru — 0.66%
96,093	Alicorp SAA	204,527

Philippines — 1.40%
340,300	Ayala Land, Inc.	209,439
116,800	Security Bank Corp.	223,420

		432,859

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2020 (Unaudited)

Shares		Value
Russia — 3.44%
3,540	LUKOIL PJSC, ADR	$204,545
11,812	MMC Norilsk Nickel PJSC, ADR	284,943
1,006,500	Sistema PJSFC	272,865
83,800	VEON Ltd., ADR	105,588
5,349	X5 Retail Group NV, GDR	197,677

		1,065,618

South Africa — 5.91%
339,451	Growthpoint Properties Ltd.	248,127
123,513	Imperial Logistics Ltd.	278,790
939,937	KAP Industrial Holdings Ltd.*	136,535
22,565	Mr Price Group Ltd.	176,942
69,221	MTN Group Ltd.	232,246
4,283	Naspers Ltd., N Shares	756,480

		1,829,120

Taiwan — 11.52%
61,498	Chailease Holding Co. Ltd.	281,708
38,000	FLEXium Interconnect, Inc.	160,710
50,979	Innodisk Corp.	281,194
13,000	Lotes Co. Ltd.	208,503
11,000	MediaTek, Inc.	233,079
31,000	Merida Industry Co. Ltd.	251,251
121,000	Primax Electronics Ltd.	180,104
55,000	Sercomm Corp.	138,169
112,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,684,937
38,000	Tripod Technology Corp.	145,654

		3,565,309

Thailand — 0.42%
463,000	Krung Thai Bank Public Co. Ltd., FOR	129,625

Turkey — 0.59%
50,115	KOC Holding AS	94,881
44,243	TAV Havalimanlari Holding AS	87,740

		182,621

United Arab Emirates — 0.99%
554,418	Aldar Properties PJSC	305,984

United States — 0.84%
255,900	Samsonite International SA*,(a)	259,844

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2020 (Unaudited)

Shares		Value
Vietnam — 0.85%
229,205	Hoa Phat Group JSC	$262,939

Total Common Stocks		30,036,516

(Cost $29,908,250)

Preferred Stocks — 2.65%
Brazil — 1.80%
38,300	Centrais Eletricas Brasileiras SA, Class B	213,532
97,900	Petroleo Brasileiro SA	343,423

		556,955

Colombia — 0.85%
36,637	Banco Davivienda SA	262,308

Total Preferred Stocks		819,263

(Cost $1,020,749)

Rights/Warrants — 0.00%
Taiwan — 0.00%
651	Chailease Holding Co. Ltd., Rights*	697

Total Rights/Warrants		697

(Cost $0)
Investment Company — 0.83%
254,941	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	254,941

Total Investment Company		254,941

(Cost $254,941)

Total Investments		$31,111,417
(Cost $31,183,940)(c) — 100.51%

Liabilities in excess of other assets — (0.51)%		(156,609)

NET ASSETS — 100.00%		$30,954,808

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2020 (Unaudited)

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Information Technology	22.66%
Consumer Discretionary	21.64%
Financials	19.63%
Materials	8.63%
Industrials	7.75%
Real Estate	5.36%
Communication Services	5.04%
Energy	3.28%
Consumer Staples	2.99%
Health Care	2.01%
Utilities	0.69%
Other	0.32%

100.00%

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund

September 30, 2020 (Unaudited)

Shares		Value
Common Stocks — 98.63%
Belgium — 2.72%
56,267	Anheuser-Busch InBev NV	$3,029,458

Denmark — 3.53%
28,594	Orsted A/S(a)	3,939,681

Finland — 2.74%
57,955	Neste Oyj	3,051,912

Germany — 3.85%
94,694	Deutsche Post AG	4,296,819

Hong Kong — 3.17%
355,694	AIA Group Ltd.	3,535,633

Japan — 5.33%
65,398	MISUMI Group, Inc.	1,833,559
43,794	Nidec Corp.	4,106,911

		5,940,470

Netherlands — 1.69%
1,024	Adyen NV*,(a)	1,888,763

South Africa — 1.73%
10,888	Naspers Ltd., N Shares	1,923,081

Spain — 2.27%
91,528	Industria de Diseno Textil SA	2,532,081

Switzerland — 4.26%
13,869	Roche Holding AG	4,750,695

Taiwan — 3.36%
46,200	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,745,434

United Kingdom — 5.83%
34,352	Croda International Plc	2,771,043
49,207	InterContinental Hotels Group Plc*	2,582,910
94,852	St. James’s Place Plc	1,141,112

		6,495,065

United States — 58.15%
2,878	Alphabet, Inc., Class A*	4,217,997
1,530	Amazon.com, Inc.*	4,817,557

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund (cont.)

September 30, 2020 (Unaudited)

Shares		Value
28,000	American Water Works Co., Inc.	$4,056,640
44,400	Blackstone Group, Inc. (The), Class A	2,317,680
20,400	Bluebird Bio, Inc.*	1,100,580
18,600	CyberArk Software Ltd.*	1,923,612
22,000	Danaher Corp.	4,737,260
16,700	Ecolab, Inc.	3,337,328
45,900	EOG Resources, Inc.	1,649,646
14,612	Estee Lauder Cos, Inc. (The), Class A	3,189,069
29,900	First Republic Bank	3,260,894
39,450	Fortive Corp.	3,006,484
14,100	Incyte Corp.*	1,265,334
5,500	MarketAxess Holdings, Inc.	2,648,745
27,100	Microsoft Corp.	5,699,943
4,800	NVIDIA Corp.	2,597,856
10,900	SVB Financial Group*	2,622,758
62,900	TJX Cos, Inc. (The)	3,500,385
28,600	T-Mobile US, Inc.*	3,270,696
13,000	UnitedHealth Group, Inc.	4,053,010
7,200	Workday, Inc., Class A*	1,548,936

		64,822,410

Total Common Stocks		109,951,502

(Cost $94,809,909)

Investment Company — 0.85%
950,503	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	950,503

Total Investment Company		950,503

(Cost $950,503)

Total Investments		$110,902,005
(Cost $95,760,412)(c) — 99.48%

Other assets in excess of liabilities — 0.52%		574,901

NET ASSETS — 100.00%		$111,476,906

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund (cont.)

September 30, 2020 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Information Technology	15.61%
Health Care	14.27%
Financials	13.93%
Consumer Discretionary	13.77%
Industrials	11.88%
Utilities	7.17%
Communication Services	6.72%
Consumer Staples	5.58%
Materials	5.48%
Energy	4.22%
Other	1.37%

100.00%

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund

September 30, 2020 (Unaudited)

Shares		Value
Common Stocks — 98.71%
Argentina — 0.97%
1,200	MercadoLibre, Inc.*	$1,298,976

Australia — 3.81%
985,699	Oil Search Ltd.	1,885,380
27,284	Rio Tinto Plc	1,641,754
247,165	Treasury Wine Estates Ltd.	1,588,100

		5,115,234

Austria — 1.16%
74,061	Erste Group Bank AG*	1,550,876

Belgium — 2.45%
61,139	Anheuser-Busch InBev NV	3,291,770

Denmark — 4.43%
43,098	Orsted A/S(a)	5,938,042

Finland — 3.97%
101,043	Neste Oyj	5,320,928

Germany — 4.81%
142,381	Deutsche Post AG	6,460,656

Hong Kong — 4.88%
659,000	AIA Group Ltd.	6,550,524

India — 3.44%
92,266	HDFC Bank Ltd., ADR*	4,609,609

Ireland — 1.57%
16,500	Kerry Group Plc	2,113,425

Japan — 15.40%
273,800	Astellas Pharma, Inc.	4,081,426
124,700	MISUMI Group, Inc.	3,496,205
77,702	Nidec Corp.	7,286,734
23,500	Oriental Land Co. Ltd	3,295,763
63,200	Recruit Holdings Co. Ltd.	2,510,011

		20,670,139

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund (cont.)

September 30, 2020 (Unaudited)

Shares		Value
Netherlands — 3.83%
1,499	Adyen NV*,(a)	$2,764,898
27,814	Wolters Kluwer NV	2,372,616

		5,137,514

Singapore — 1.79%
163,300	DBS Group Holdings Ltd.	2,400,731

South Africa — 5.39%
40,959	Naspers Ltd., N Shares	7,234,339

Spain — 3.49%
169,505	Industria de Diseno Textil SA	4,689,279

Switzerland — 10.31%
954	Barry Callebaut AG	2,124,905
5,215	Partners Group Holding AG	4,796,778
20,200	Roche Holding AG	6,919,319

		13,841,002

Taiwan — 9.32%
3,084,208	E.Sun Financial Holding Co. Ltd.	2,746,755
120,318	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,754,180

		12,500,935

Thailand — 2.26%
515,900	Kasikornbank Pcl, NVDR	1,260,049
2,792,900	Minor International PCL*	1,766,259

		3,026,308

United Kingdom — 12.70%
58,910	Croda International Plc	4,752,042
90,300	InterContinental Hotels Group Plc*	4,739,910
379,111	Legal & General Group Plc	924,832
12,423	Linde Plc	2,937,197
307,066	St. James’s Place Plc	3,694,143

		17,048,124

United States — 1.81%
23,500	CyberArk Software Ltd.*	2,430,370

Zambia — 0.92%
137,771	First Quantum Minerals Ltd.	1,228,149

Total Common Stocks		132,456,930

(Cost $117,720,421)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund (cont.)

September 30, 2020 (Unaudited)

Shares		Value
Rights/Warrants — 0.03%
Thailand — 0.03%
160,923	Minor International Public Co. Ltd., Warrants, Expire 7/31/23*	$37,834

Total Rights/Warrants		37,834

(Cost $0)

Total Investments		$132,494,764
(Cost $117,720,421)(b) — 98.74%

Other assets in excess of liabilities — 1.26%		1,694,814

NET ASSETS — 100.00%		$134,189,578

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

NVDR - Non-Voting Depository Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Financials	21.26%
Consumer Discretionary	17.16%
Industrials	16.49%
Information Technology	11.14%
Health Care	8.20%
Materials	7.87%
Consumer Staples	6.79%
Energy	5.37%
Utilities	4.43%
Other*	1.29%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, warrants, and accrued expenses payable.

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Assets and Liabilities

September 30, 2020 (Unaudited)

	RBC Emerging Markets Equity Fund	RBC Emerging Markets Small Cap Equity Fund	RBC Emerging Markets Value Equity Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $1,601,117,544, $8,689,202 and $30,928,999, respectively)	$1,710,680,651	$8,084,204	$30,856,476
Affiliated investments (cost $53,107,826, $247,923 and $254,941, respectively)	53,107,826	247,923	254,941
Foreign currency, at value (cost $9,497,715, $225 and $8,840, respectively)	9,501,866	205	8,840
Interest and dividend receivable	2,071,599	22,513	49,925
Receivable from advisor	—	13,372	—
Receivable for capital shares issued	2,758,842	—	—
Receivable for investments sold	203,064	84,739	—
Prepaid expenses and other assets	55,489	21,766	26,325

Total Assets	1,778,379,337	8,474,722	31,196,507

Liabilities:
Foreign withholding tax payable	31,793	25,512	7,824
Payable for capital shares redeemed	703,257	—	—
Payable for investments purchased	41,503,865	53,193	195,545
Accrued expenses and other payables:
Investment advisory fees	979,839	—	824
Accounting fees	20,140	7,019	7,082
Audit fees	11,909	11,908	11,909
Trustees’ fees	20,186	141	95
Distribution fees	6,497	8,114	—
Custodian fees	81,233	13,087	1,860
Shareholder reports	15,217	3,837	5,188
Transfer agent fees	226,342	3,747	1,434
Other	41,060	7,455	9,938

Total Liabilities	43,641,338	134,013	241,699

Net Assets	$1,734,737,999	$8,340,709	$30,954,808

Net Assets Consists of:
Capital	$1,642,445,324	$9,708,758	$31,876,615
Accumulated earnings	92,292,675	(1,368,049)	(921,807)

Net Assets	$1,734,737,999	$8,340,709	$30,954,808

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)

September 30, 2020 (Unaudited)

	RBC Emerging Markets Equity Fund	RBC Emerging Markets Small Cap Equity Fund		RBC Emerging Markets Value Equity Fund
Net Assets
Class A	$18,835,013		$2,428,221	$	N/A
Class I	1,504,590,472		5,912,488		28,745,820
Class R6	211,312,514		N/A		2,208,988

Total	$1,734,737,999		$8,340,709		$30,954,808

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	1,546,757		282,875		N/A
Class I	121,245,746		682,996		3,470,087
Class R6	16,947,859		N/A		266,905

Total	139,740,362		965,871		3,736,992

Net Asset Values and Redemption Prices Per Share:
Class A	$12.18		$8.58	$	N/A

Class I	$12.41		$8.66		$8.28

Class R6	$12.47	$	N/A		$8.28

Maximum Offering Price Per Share:
Class A	$12.92		$9.10	$	N/A

Maximum Sales Charge - Class A	5.75%		5.75%		N/A

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)

September 30, 2020 (Unaudited)

	RBC Global Opportunities Fund	RBC International Opportunities Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $94,809,909 and $117,720,421, respectively)	$109,951,502	$132,494,764
Affiliated investments (cost $950,503 and $0, respectively)	950,503	—
Interest and dividend receivable	105,561	376,661
Receivable for capital shares issued	486,235	4,075
Receivable for investments sold	—	3,385,035
Prepaid expenses and other assets	50,542	45,784

Total Assets	111,544,343	136,306,319

Liabilities:
Foreign currency overdraft, at value (cost $51 and $174)	62	176
Cash overdraft	—	1,978,255
Foreign withholding tax payable	720	1,131
Payable for capital shares redeemed	—	25,297
Payable for investments purchased	—	13,722
Accrued expenses and other payables:
Investment advisory fees	39,579	58,754
Accounting fees	7,842	7,988
Audit fees	7,920	7,920
Trustees’ fees	730	1,210
Distribution fees	16	19
Custodian fees	981	1,471
Shareholder reports	5,493	4,202
Transfer agent fees	1,070	10,984
Other	3,024	5,612

Total Liabilities	67,437	2,116,741

Net Assets	$111,476,906	$134,189,578

Net Assets Consists of:
Capital	$93,185,263	$117,243,845
Accumulated earnings	18,291,643	16,945,733

Net Assets	$111,476,906	$134,189,578

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)

September 30, 2020 (Unaudited)

	RBC Global Opportunities Fund	RBC International Opportunities Fund
Net Assets
Class A	$14,479	$9,952
Class I	79,474,862	134,165,563
Class R6	31,987,565	14,063

Total	$111,476,906	$134,189,578

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	874	916
Class I	4,788,269	12,203,389
Class R6	1,924,126	1,272

Total	6,713,269	12,205,577

Net Asset Values and Redemption Prices Per Share:
Class A	$16.57	$10.87

Class I	$16.60	$10.99

Class R6	$16.62	$11.06

Maximum Offering Price Per Share:
Class A	$17.58	$11.53

Maximum Sales Charge - Class A	5.75%	5.75%

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Operations

For the Six Months Ended September 30, 2020 (Unaudited)

	RBC Emerging Markets Equity Fund	RBC Emerging Markets Small Cap Equity Fund	RBC Emerging Markets Value Equity Fund
Investment Income:
Interest income	$5,973	$9	$(1,314)
Dividend income - unaffiliated	18,076,654	130,298	133,227
Dividend income - affiliated	5,474	133	3
Foreign tax withholding	(1,979,774)	(19,220)	(12,669)

Total Investment Income	16,108,327	111,220	119,247
Expenses:
Investment advisory fees	5,897,064	44,109	31,998
Distribution fees–Class A	23,960	2,825	—
Accounting fees	74,095	31,631	36,085
Audit fees	18,903	18,903	18,903
Custodian fees	288,038	24,235	20,960
Insurance fees	9,984	2,156	840
Legal fees	48,837	313	121
Registrations and filing fees	43,864	18,474	19,946
Shareholder reports	48,960	9,946	9,695
Transfer agent fees–Class A	22,868	2,104	—
Transfer agent fees–Class I	651,031	3,121	1,845
Transfer agent fees–Class R6	2,441	—	1,785
Trustees’ fees and expenses	42,973	261	141
Tax expense	21,088	17,221	6,520
Other fees	22,904	2,233	2,296

Total expenses before fee waiver/reimbursement	7,217,010	177,532	151,135
Expenses waived/reimbursed by:
Advisor	(706,279)	(122,741)	(113,852)

Net expenses	6,510,731	54,791	37,283

Net Investment Income	9,597,596	56,429	81,964

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(10,465,038)	(228,382)	(126,647)
Foreign currency transactions	(744,214)	(6,634)	(56,179)
Foreign tax	(22,560)	(1,024)	—

Net realized losses	(11,231,812)	(236,040)	(182,826)
Net change in unrealized appreciation/(depreciation) on:
Investments	352,119,505	2,144,711	1,044,958
Foreign currency	53,622	385	208
Foreign tax	186,815	1,826	—

Net unrealized gains	352,359,942	2,146,922	1,045,166

Change in net assets resulting from operations	$350,725,726	$1,967,311	$944,304

FINANCIAL STATEMENTS
Statements of Operations (cont.)

For the Six Months Ended September 30, 2020 (Unaudited)

	RBC Global Opportunities Fund	RBC International Opportunities Fund
Investment Income:
Interest income	$761	$—
Dividend income - unaffiliated	549,768	1,147,425
Dividend income - affiliated	239	492
Foreign tax withholding	(36,844)	(123,990)

Total Investment Income	513,924	1,023,927
Expenses:
Investment advisory fees	337,803	422,444
Distribution fees–Class A	13	415
Accounting fees	27,211	30,336
Audit fees	22,914	22,914
Custodian fees	17,181	19,480
Insurance fees	2,158	2,156
Legal fees	7,094	10,259
Registrations and filing fees	36,806	33,665
Shareholder reports	12,859	11,515
Transfer agent fees–Class A	1,663	1,663
Transfer agent fees–Class I	20,203	46,659
Transfer agent fees–Class R6	1,859	1,785
Trustees’ fees and expenses	2,196	2,929
Tax expense	2,340	2,489
Other fees	2,798	3,867

Total expenses before fee waiver/reimbursement	495,098	612,576
Expenses waived/reimbursed by:
Advisor	(114,669)	(134,090)

Net expenses	380,429	478,486

Net Investment Income	133,495	545,441

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	3,479,387	681,659
Foreign currency transactions	(98,241)	(263,215)

Net realized gains	3,381,146	418,444
Net change in unrealized appreciation/(depreciation) on:
Investments	23,277,291	28,596,728
Foreign currency	2,635	5,626

Net unrealized gains	23,279,926	28,602,354

Change in net assets resulting from operations	$26,794,567	$29,566,239

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Emerging Markets Equity Fund
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020
From Investment Activities
Operations:
Net investment income	$9,597,596	$45,574,782
Net realized losses from investments and foreign currency	(11,231,812)	(15,090,042)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	352,359,942	(284,518,030)

Change in net assets resulting from operations	350,725,726	(254,033,290)

Distributions to Shareholders:
Class A	—	(792,363)
Class I	—	(39,879,351)
Class R6	—	(4,632,007)

Change in net assets resulting from shareholder distributions	—	(45,303,721)

Capital Transactions:
Proceeds from shares issued	290,341,221	767,468,173
Distributions reinvested	—	41,681,053
Cost of shares redeemed	(118,997,695)	(177,297,013)

Change in net assets resulting from capital transactions	171,343,526	631,852,213

Net increase in net assets	522,069,252	332,515,202
Net Assets:
Beginning of period	1,212,668,747	880,153,545

End of period	$1,734,737,999	$1,212,668,747

Share Transactions:
Issued	25,208,095	64,026,033
Reinvested	—	3,341,903
Redeemed	(10,801,977)	(15,290,238)

Change in shares resulting from capital transactions	14,406,118	52,077,698

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Emerging Markets Small Cap Equity Fund
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020
From Investment Activities
Operations:
Net investment income	$56,429	$131,375
Net realized losses from investments and foreign currency	(236,040)	(241,611)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	2,146,922	(3,047,975)

Change in net assets resulting from operations	1,967,311	(3,158,211)

Distributions to Shareholders:
Class A	—	(135,440)
Class I	—	(318,004)

Change in net assets resulting from shareholder distributions	—	(453,444)

Capital Transactions:
Proceeds from shares issued	20,837	725,547
Distributions reinvested	—	452,240
Cost of shares redeemed	(177,156)	(284,449)

Change in net assets resulting from capital transactions	(156,319)	893,338

Net increase/(decrease) in net assets	1,810,992	(2,718,317)
Net Assets:
Beginning of period	6,529,717	9,248,034

End of period	$8,340,709	$6,529,717

Share Transactions:
Issued	2,528	75,212
Reinvested	—	48,050
Redeemed	(20,554)	(34,117)

Change in shares resulting from capital transactions	(18,026)	89,145

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Emerging Markets Value Equity Fund
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020
From Investment Activities
Operations:
Net investment income	$81,964	$172,858
Net realized losses from investments and foreign currency	(182,826)	(311,462)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	1,045,166	(945,704)

Change in net assets resulting from operations	944,304	(1,084,308)

Distributions to Shareholders:
Class I	—	(88,926)
Class R6	—	(90,889)

Change in net assets resulting from shareholder distributions	—	(179,815)

Capital Transactions:
Proceeds from shares issued	26,537,125	65,059
Distributions reinvested	—	179,815
Cost of shares redeemed	(1,149)	—

Change in net assets resulting from capital transactions	26,535,976	244,874

Payment by broker	—	6,425

Net increase/(decrease) in net assets	27,480,280	(1,012,824)
Net Assets:
Beginning of period	3,474,528	4,487,352

End of period	$30,954,808	$3,474,528

Share Transactions:
Issued	3,195,838	7,326
Reinvested	—	20,469
Redeemed	(143)	—

Change in shares resulting from capital transactions	3,195,695	27,795

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Global Opportunities Fund
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020
From Investment Activities
Operations:
Net investment income	$133,495	$669,761
Net realized gains from investments and foreign currency	3,381,146	202,957
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	23,279,926	(10,071,883)

Change in net assets resulting from operations	26,794,567	(9,199,165)

Distributions to Shareholders:
Class I	—	(1,745,323)
Class R6	—	(2,036)

Change in net assets resulting from shareholder distributions	—	(1,747,359)

Capital Transactions:
Proceeds from shares issued	48,133,109	58,909,583
Distributions reinvested	—	1,721,944
Cost of shares redeemed	(22,336,942)	(9,727,463)

Change in net assets resulting from capital transactions	25,796,167	50,904,064

Net increase in net assets	52,590,734	39,957,540
Net Assets:
Beginning of period	58,886,172	18,928,632

End of period	$111,476,906	$58,886,172

Share Transactions:
Issued	3,340,458	4,063,741
Reinvested	—	112,032
Redeemed	(1,421,489)	(730,135)

Change in shares resulting from capital transactions	1,918,969	3,445,638

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC International Opportunities Fund
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020
From Investment Activities
Operations:
Net investment income	$545,441	$2,261,504
Net realized gains from investments and foreign currency	418,444	2,986,409
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	28,602,354	(18,175,306)

Change in net assets resulting from operations	29,566,239	(12,927,393)

Distributions to Shareholders:
Class I	—	(3,638,795)
Class R6	—	(560)

Change in net assets resulting from shareholder distributions	—	(3,639,355)

Capital Transactions:
Proceeds from shares issued	56,720,634	32,071,054
Distributions reinvested	—	3,015,673
Cost of shares redeemed	(25,677,978)	(11,153,729)

Change in net assets resulting from capital transactions	31,042,656	23,932,998

Net increase in net assets	60,608,895	7,366,250
Net Assets:
Beginning of period	73,580,683	66,214,433

End of period	$134,189,578	$73,580,683

Share Transactions:
Issued	5,964,615	3,163,928
Reinvested	—	271,437
Redeemed	(2,504,377)	(1,134,844)

Change in shares resulting from capital transactions	3,460,238	2,300,521

See Notes to the Financial Statements.

    FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities					Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/20 (Unaudited)	$ 9.50	0.06		2.62	—	2.68	—	—	—	$ 12.18
Year Ended 3/31/20	11.82	0.38(b	)	(2.33)	—	(1.95)	(0.36)	(0.01)	(0.37)	9.50
Year Ended 3/31/19	13.05	0.21		(0.56)	—	(0.35)	(0.10)	(0.78)	(0.88)	11.82
Year Ended 3/31/18	10.91	0.10		2.13	—	2.23	(0.09)	—(c )	(0.09)	13.05
Year Ended 3/31/17	9.81	0.11		1.10	—	1.21	(0.07)	(0.04)	(0.11)	10.91
Year Ended 3/31/16	10.99	0.07		(1.11)	—	(1.04)	(0.10)	(0.04)	(0.14)	9.81
Class I
Six Months Ended 9/30/20 (Unaudited)	$ 9.67	0.07		2.67	—	2.74	—	—	—	$ 12.41
Year Ended 3/31/20	12.01	0.44(b	)	(2.39)	—	(1.95)	(0.38)	(0.01)	(0.39)	9.67
Year Ended 3/31/19	13.26	0.18		(0.51)	—	(0.33)	(0.14)	(0.78)	(0.92)	12.01
Year Ended 3/31/18	11.07	0.15		2.16	—	2.31	(0.12)	—(c )	(0.12)	13.26
Year Ended 3/31/17	9.95	0.12		1.12	—	1.24	(0.08)	(0.04)	(0.12)	11.07
Year Ended 3/31/16	11.01	0.06		(1.07)	—	(1.01)	(0.01)	(0.04)	(0.05)	9.95
Class R6
Six Months Ended 9/30/20 (Unaudited)	$ 9.72	0.07		2.68	—	2.75	—	—	—	$ 12.47
Year Ended 3/31/20	12.07	0.38(b	)	(2.34)	—	(1.96)	(0.38)	(0.01)	(0.39)	9.72
Year Ended 3/31/19	13.31	0.18		(0.50)	—	(0.32)	(0.14)	(0.78)	(0.92)	12.07
Year Ended 3/31/18	11.13	0.15		2.15	—	2.30	(0.12)	—(c )	(0.12)	13.31
Period Ended 3/31/17(d)	10.08	0.04		1.08	—	1.12	(0.03)	(0.04)	(0.07)	11.13

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)

Net investment income per share and the ratio of net investment income to average net assets include $0.27 and 2.30%, for Class A and $0.27 and 2.30% for Class I and $0.28 and 2.30% for the Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

(c)	Less than $0.01 or $(0.01) per share.

(d)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.

    FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/20 (Unaudited)	28.21	%(c)	$18,835	1.13	%(d)	1.10	%(d)	1.37	%(d)	7%
Year Ended 3/31/20	(17.22)%		19,435	1.13%		3.19	%(e)	1.36%		20%
Year Ended 3/31/19	(1.90)%		14,815	1.13%		1.74%		1.47%		19%
Year Ended 3/31/18	20.42	%(f)	48,235	1.03	%(g)	0.76%		1.55%		42%
Year Ended 3/31/17	12.42%		5,115	0.98%		1.09%		1.80%		19%
Year Ended 3/31/16	(9.39)%		2,540	1.14	%(h)	0.71%		2.74%		19%
Class I
Six Months Ended 9/30/20 (Unaudited)	28.34	%(c)	$1,504,590	0.88	%(d)	1.31	%(d)	0.99	%(d)	7%
Year Ended 3/31/20	(16.97)%		1,047,077	0.88%		3.65	%(e)	1.02%		20%
Year Ended 3/31/19	(1.71)%		766,141	0.88%		1.46%		1.08%		19%
Year Ended 3/31/18	20.81	%(f)	556,822	0.78	%(g)	1.20%		1.18%		42%
Year Ended 3/31/17	12.56%		223,971	0.73%		1.18%		1.30%		19%
Year Ended 3/31/16	(9.18)%		75,250	0.75	%(h)	0.62%		1.89%		19%
Class R6
Six Months Ended 9/30/20 (Unaudited)	28.29	%(c)	$211,313	0.88	%(d)	1.30	%(d)	0.89	%(d)	7%
Year Ended 3/31/20	(16.97)%		146,156	0.88%		3.20	%(e)	0.91%		20%
Year Ended 3/31/19	(1.62)%		99,198	0.88%		1.47%		0.98%		19%
Year Ended 3/31/18	20.63	%(f)	44,584	0.77	%(g)	1.16%		1.09%		42%
Period Ended 3/31/17(i)	11.20	%(c)	23,224	0.73	%(d)	0.95	%(d)	1.28	%(d)	19%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

    FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

(d)	Annualized.

(e)

Net investment income per share and the ratio of net investment income to average net assets include $0.27 and 2.30%, for Class A and $0.27 and 2.30% for Class I and $0.28 and 2.30% for the Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

(f)	Includes a payment made by the sub-advisor. The impact of the payment to total returns for each class is 0.17%.

(g)

Beginning January 2, 2018, the net operating expenses were contractually limited to 1.13%, 0.88% and 0.88% of average daily net assets for Class A, Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2018.

(h)

Beginning August 3, 2015, the net operating expenses were contractually limited to 0.975% and 0.725% of average daily net assets for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended March 31, 2016.

(i)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.

See Notes to the Financial Statements.

    FINANCIAL HIGHLIGHTS

RBC Emerging Markets Small Cap Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/20 (Unaudited)	$ 6.60	0.05	1.93	1.98	—	—	—	$ 8.58
Year Ended 3/31/20	10.33	0.13	(3.36)	(3.23)	(0.31)	(0.19)	(0.50)	6.60
Year Ended 3/31/19	11.48	0.11	(1.16)	(1.05)	—	(0.10)	(0.10)	10.33
Year Ended 3/31/18	10.15	0.06	1.54	1.60	(0.26)	(0.01)	(0.27)	11.48
Year Ended 3/31/17	9.35	0.06	1.14	1.20	(0.40)	—	(0.40)	10.15
Year Ended 3/31/16	10.49	0.12	(1.16)	(1.04)	(0.02)	(0.08)	(0.10)	9.35
Class I
Six Months Ended 9/30/20 (Unaudited)	$ 6.65	0.06	1.95	2.01	—	—	—	$ 8.66
Year Ended 3/31/20	10.34	0.14	(3.37)	(3.23)	(0.27)	(0.19)	(0.46)	6.65
Year Ended 3/31/19	11.49	0.13	(1.16)	(1.03)	(0.02)	(0.10)	(0.12)	10.34
Year Ended 3/31/18	10.15	0.09	1.55	1.64	(0.29)	(0.01)	(0.30)	11.49
Year Ended 3/31/17	9.35	0.08	1.15	1.23	(0.43)	—	(0.43)	10.15
Year Ended 3/31/16	10.49	0.14	(1.15)	(1.01)	(0.05)	(0.08)	(0.13)	9.35

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

    FINANCIAL HIGHLIGHTS

RBC Emerging Markets Small Cap Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/20 (Unaudited)	30.15	%(c)	$2,428	1.57	%(d)(e)	1.26	%(d)	4.75	%(d)	16%
Year Ended 3/31/20	(32.71)%		1,876	1.70%		1.33%		4.32%		24%
Year Ended 3/31/19	(9.47)%		2,865	1.70%		1.08%		5.64%		33%
Year Ended 3/31/18	16.53%		3,070	1.77	%(f)	0.55%		4.66%		26%
Year Ended 3/31/17	13.24%		2,625	1.85%		0.57%		5.02%		38%
Year Ended 3/31/16	(9.86)%		2,319	1.85%		1.25%		5.42%		34%
Class I
Six Months Ended 9/30/20 (Unaudited)	30.23	%(c)	$5,912	1.32	%(d)(e)	1.51	%(d)	4.43	%(d)	16%
Year Ended 3/31/20	(32.54)%		4,653	1.45%		1.52%		4.06%		24%
Year Ended 3/31/19	(9.28)%		6,383	1.45%		1.27%		5.28%		33%
Year Ended 3/31/18	16.89%		3,766	1.52	%(f)	0.81%		4.43%		26%
Year Ended 3/31/17	13.53%		2,907	1.60%		0.84%		4.76%		38%
Year Ended 3/31/16	(9.60)%		2,347	1.60%		1.50%		5.17%		34%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)

Beginning June 18, 2020, the net operating expenses were contractually limited to 1.49% and 1.24% of average daily net assets for Class A and Class I, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2020.

    FINANCIAL HIGHLIGHTS

RBC Emerging Markets Small Cap Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

(f)

Beginning October 2, 2017, the net operating expenses were contractually limited to 1.70% and 1.45% of average daily net assets for Class A and Class I, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2018.

See Notes to the Financial Statements.

    FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class I
Six Months Ended 9/30/20 (Unaudited)	$6.42	0.07		1.79	1.86	—	—	—	$8.28
Year Ended 3/31/20	8.74	0.33	(b)	(2.31)	(1.98)	(0.34)	—	(0.34)	6.42
Year Ended 3/31/19	10.17	0.21		(1.44)	(1.23)	(0.18)	(0.02)	(0.20)	8.74
Period Ended 3/31/18(c)	10.00	0.02		0.15	0.17	—	—	—	10.17
Class R6
Six Months Ended 9/30/20 (Unaudited)	$6.42	0.09		1.77	1.86	—	—	—	$8.28
Year Ended 3/31/20	8.74	0.34	(b)	(2.31)	(1.97)	(0.35)	—	(0.35)	6.42
Year Ended 3/31/19	10.17	0.21		(1.43)	(1.22)	(0.19)	(0.02)	(0.21)	8.74
Period Ended 3/31/18(c)	10.00	0.02		0.15	0.17	—	—	—	10.17

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)

Net investment income per share and the ratio of net investment income to average net assets include $0.14 and 1.63% for Class I and $0.14 and 1.63% for Class R6, respectively, resulting form the special dividend from Naspers LTD/Prosus in September 2019.

(c)	For the period from February 9, 2018 (commencement of operations) to March 31, 2018.

    FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class I
Six Months Ended 9/30/20 (Unaudited)	28.97	%(b)	$28,746	0.95	%(c)	1.98	%(c)	3.20	%(c)	26%
Year Ended 3/31/20	(23.71)%		1,762	0.95	%(c)	3.91	%(c)(d)	6.68	%(c)	71%
Year Ended 3/31/19	(12.04)%		2,245	0.77	%(c)(e)	2.35	%(c)	7.02	%(c)	75%
Period Ended 3/31/18(f)	1.90	%(b)	2,543	1.11	%(c)	1.75	%(c)	9.98	%(c)	27%
Class R6
Six Months Ended 9/30/20 (Unaudited)	28.97	%(b)	$2,209	0.88	%(c)	2.28	%(c)	5.48	%(c)	26%
Year Ended 3/31/20	(23.58)%		1,712	0.88	%(c)	3.99	%(c)(d)	6.67	%(c)	71%
Year Ended 3/31/19	(11.98)%		2,242	0.71	%(c)(e)	2.41	%(c)	6.96	%(c)	75%
Period Ended 3/31/18(f)	1.90	%(b)	2,543	1.06	%(c)	1.80	%(c)	9.60	%(c)	27%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

(d)

Net investment income per share and the ratio of net investment income to average net assets include $0.14 and 1.63% for Class I and $0.14 and 1.63% for Class R6, respectively, resulting form the special dividend from Naspers LTD/Prosus in September 2019.

(e)

Beginning July 2, 2018, the net operating expenses were contractually limited to 0.95% and 0.88% of average daily net assets for Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended March 31, 2019.

(f)	For the period from February 9, 2018 (commencement of operations) to March 31, 2018.

See Notes to the Financial Statements.

    FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/20 (Unaudited)	$12.28	—	4.29	—	4.29	—	—	—	$16.57
Period Ended 3/31/20(b)	15.50	0.02	(3.24)	—	(3.22)	—	—	—	12.28
Class I
Six Months Ended 9/30/20 (Unaudited)	$12.28	0.02	4.30	—	4.32	—	—	—	$16.60
Year Ended 3/31/20	14.04	0.20(c)	(1.53)	—	(1.33)	(0.16)	(0.27)	(0.43)	12.28
Year Ended 3/31/19	13.69	0.09	0.72	—	0.81	(0.02)	(0.44)	(0.46)	14.04
Year Ended 3/31/18	11.31	0.07	2.82	—	2.89	(0.08)	(0.43)	(0.51)	13.69
Year Ended 3/31/17	10.12	0.07	1.20	—	1.27	(0.08)	—	(0.08)	11.31
Year Ended 3/31/16	10.31	0.05	(0.12)	—	(0.07)	(0.12)	—	(0.12)	10.12
Class R6
Six Months Ended 9/30/20 (Unaudited)	$12.30	0.02	4.30	—	4.32	—	—	—	$16.62
Year Ended 3/31/20	14.08	0.16(c)	(1.48)	—	(1.32)	(0.19)	(0.27)	(0.46)	12.30
Year Ended 3/31/19	13.77	0.13	0.68	—	0.81	(0.06)	(0.44)	(0.50)	14.08
Year Ended 3/31/18	11.39	0.07	2.85	—	2.92	(0.11)	(0.43)	(0.54)	13.77
Period Ended 3/31/17(d)	10.42	—(e)	0.97	—	0.97	—	—	—	11.39

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from January 28, 2020 (commencement of operations) to March 31. 2020.

(c)

Net investment income per share and the ratio of net investment income to average net assets include $0.13 and 0.87% for Class I and $0.12 and 0.87% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

(d)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.

(e)	Less than $0.01 or $(0.01) per share.

    FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/20 (Unaudited)	34.93	%(b)	$14	1.04	%(c)(d)	0.01	%(c)	32.46	%(c)	34%
Period Ended 3/31/20(e)	(20.77	)%(b)	8	1.11	%(c)	0.82	%(c)	1.64	%(c)	23%
Class I
Six Months Ended 9/30/20 (Unaudited)	35.18	%(b)	$79,475	0.79	%(c)(d)	0.26	%(c)	1.02	%(c)	34%
Year Ended 3/31/20	(10.10)%		58,090	0.86%		1.35	%(f)	1.25%		23%
Year Ended 3/31/19	6.49%		18,873	0.86%		0.64%		1.94%		28%
Year Ended 3/31/18	25.71%		11,236	0.94	%(g)	0.50%		2.52%		30%
Year Ended 3/31/17	12.58%		7,102	1.05%		0.65%		3.26%		36%
Year Ended 3/31/16	(0.63)%		5,197	1.05%		0.48%		3.97%		34%
Class R6
Six Months Ended 9/30/20 (Unaudited)	35.12	%(b)	$31,988	0.73	%(c)(d)	0.32	%(c)	0.95	%(c)	34%
Year Ended 3/31/20	(10.01)%		788	0.81%		1.19	%(f)	5.44%		23%
Year Ended 3/31/19	6.54%		55	0.81%		0.95%		18.77%		28%
Year Ended 3/31/18	25.80%		14	0.90	%(g)	0.56%		30.59%		30%
Period Ended 3/31/17(h)	9.31	%(b)	11	1.00	%(c)	0.10	%(c)	77.25	%(c)	36%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

(d)

Beginning June 18, 2020, the net operating expenses were contractually limited to 1.00%, 0.75% and 0.70% of average daily net assets for Class A and Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2020.

(e)	For the period from January 28, 2020 (commencement of operations) to March 31. 2020.

    FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

(f)

Net investment income per share and the ratio of net investment income to average net assets include $0.13 and 0.87% for Class I and $0.12 and 0.87% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

(g)

Beginning October 2, 2017, the net operating expenses were contractually limited to 0.86% and 0.81% of average daily net assets for Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2018.

(h)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.

See Notes to the Financial Statements.

    FINANCIAL HIGHLIGHTS

RBC International Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset		Net Realized
	Value,	Net	and Unrealized		Total from	Net	Net		Net Asset
	Beginning	Investment	Gains (Losses)	Redemption	Investment	Investment	Realized	Total	Value, End
	of Period	Income(a)	on Investments	Fees	Activities	Income	Gains	Distributions	of Period
Class A
Six Months Ended 9/30/20 (Unaudited)	$ 8.41	0.01	2.45	—	2.46	—	—	—	$10.87
Period Ended 3/31/20(b)	11.03	0.02	(2.64)	—	(2.62)	—	—	—	8.41
Class I
Six Months Ended 9/30/20 (Unaudited)	$ 8.41	0.05	2.53	—	2.58	—	—	—	$10.99
Year Ended 3/31/20	10.27	0.29(c)	(1.70)	—	(1.41)	(0.31)	(0.14)	(0.45)	8.41
Year Ended 3/31/19	11.39	0.18	(0.56)	—	(0.38)	(0.10)	(0.64)	(0.74)	10.27
Year Ended 3/31/18	9.69	0.11	1.88	—	1.99	(0.12)	(0.17)	(0.29)	11.39
Year Ended 3/31/17	9.47	0.09	0.18	—	0.27	(0.05)	—	(0.05)	9.69
Year Ended 3/31/16	10.21	0.12	(0.69)	—	(0.57)	(0.17)	—	(0.17)	9.47
Class R6
Six Months Ended 9/30/20 (Unaudited)	$ 8.46	0.05	2.55	—	2.60	—	—	—	$11.06
Year Ended 3/31/20	10.33	0.29(c)	(1.70)	—	(1.41)	(0.32)	(0.14)	(0.46)	8.46
Year Ended 3/31/19	11.44	0.18	(0.55)	—	(0.37)	(0.10)	(0.64)	(0.74)	10.33
Year Ended 3/31/18	9.74	0.13	1.88	—	2.01	(0.14)	(0.17)	(0.31)	11.44
Period Ended 3/31/17(d)	9.11	0.02	0.61	—	0.63	—(e)	—	—(e)	9.74

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from January 28, 2020 (commencement of operations) to March 31. 2020.

(c)

Net investment income per share and the ratio of net investment income to average net assets include $0.17 and 1.58% for Class I and $0.17 and 1.58% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

(d)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.

(e)	Less than $0.01 or $(0.01) per share.

    FINANCIAL HIGHLIGHTS

RBC International Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
				Ratio of
			Ratio of	Net Investment	Ratio of
		Net Assets,	Net Expenses	Income (Loss)	Expenses to	Portfolio
	Total	End of	to Average	to Average	Average Net	Turnover
	Return(a)	Period (000’s)	Net Assets	Net Assets	Assets*	Rate**
Class A
Six Months Ended 9/30/20 (Unaudited)	29.25%(b)	$10	1.10%(c)(d)	0.15%(c)	2.21%(c)	27%
Period Ended 3/31/20(e)	(23.75)%(b)	8	1.14%(c)	1.42%(c)	1.38%(c)	45%
Class I
Six Months Ended 9/30/20 (Unaudited)	30.52%(b)	$134,166	0.83%(c)(d)	0.95%(c)	1.06%(c)	27%
Year Ended 3/31/20	(14.68)%	73,562	0.89%	2.76%(f)	1.21%	45%
Year Ended 3/31/19	(2.46)%	66,202	0.89%(g)	1.71%	1.26%(g)	49%
Year Ended 3/31/18	20.82%	65,372	0.94%(h)	1.03%	1.32%	45%
Year Ended 3/31/17	2.85%	25,145	1.00%	0.99%	1.84%	38%
Year Ended 3/31/16	(5.52)%	5,483	1.00%	1.23%	3.92%	35%
Class R6
Six Months Ended 9/30/20 (Unaudited)	30.73%(b)	$14	0.78%(c)(d)	1.06%(c)	28.73%(c)	27%
Year Ended 3/31/20	(14.74)%	11	0.84%	2.74%(f)	28.05%	45%
Year Ended 3/31/19	(2.27)%	13	0.84%(g)	1.69%	29.90%(g)	49%
Year Ended 3/31/18	20.75%	13	0.89%(h)	1.14%	30.23%	45%
Period Ended 3/31/17(i)	6.96%(b)	11	0.95%(c)	0.46%(c)	77.08%(c)	38%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

(d)

Beginning June 18, 2020, the net operating expenses were contractually limited to 1.05%, 0.80% and 0.75% of average daily net assets for Class A and Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2020..

(e)	For the period from January 28, 2020 (commencement of operations) to March 31. 2020.

    FINANCIAL HIGHLIGHTS

RBC International Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

(f)

Net investment income per share and the ratio of net investment income to average net assets include $0.17 and 1.58% for Class I and $0.17 and 1.58% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

(g)	Ratios include line of credit interest expense which is less than 0.01%.

(h)

Beginning October 2, 2017, the net operating expenses were contractually limited to 0.89% and 0.84% of average daily net assets for Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2018.

(i)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.

See Notes to the Financial Statements.

    NOTES TO FINANCIAL STATEMENTS

September 30, 2020 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following five investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

- RBC Emerging Markets Small Cap Equity Fund (“Emerging Markets Small Cap Equity Fund”)

- RBC Emerging Markets Value Equity Fund (“Emerging Markets Value Equity Fund”)

- RBC Global Opportunities Fund (“Global Opportunities Fund”)

- RBC International Opportunities Fund (“International Opportunities Fund”)

Emerging Markets Equity Fund, Global Opportunities Fund and International Opportunities Fund each offer three share classes: Class A, Class R6 and Class I shares. Emerging Markets Small Cap Equity Fund offers two share classes: Class A and Class I shares. Emerging Markets Value Equity Fund offers two share classes: Class I and Class R6 shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM-UK” or “Sub-Advisor”) serves as the investment sub-advisor. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from

    NOTES TO FINANCIAL STATEMENTS

broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Many securities markets and exchanges outside of North American and South American time zones close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North American and South American time zones daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of

    NOTES TO FINANCIAL STATEMENTS

pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

    NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Equity Fund Assets:
Investments in Securities
Common Stocks
Argentina	$ 10,716,552	$ —	$—	$ 10,716,552
Bangladesh	—	642,527	—	642,527
Brazil	73,896,997	—	—	73,896,997
Chile	14,431,777	57,456,326	—	71,888,103
China	159,387,646	254,260,863	—	413,648,509
Hong Kong	—	70,720,948	—	70,720,948
India	6,356,393	264,336,071	—	270,692,464
Indonesia	—	44,987,294	—	44,987,294
Korea	—	158,927,743	—	158,927,743
Mexico	30,955,071	—	—	30,955,071
Peru	26,194,127	—	—	26,194,127
Philippines	—	41,069,852	—	41,069,852
South Africa	—	127,414,454	—	127,414,454
Taiwan	—	251,441,419	—	251,441,419
Thailand	—	8,806,239	—	8,806,239
Turkey	—	21,779,586	—	21,779,586
United Kingdom	—	86,898,766	—	86,898,766
Investment Company	53,107,826	—	—	53,107,826
Total Assets	$375,046,389	$1,388,742,088	$—	$1,763,788,477

    NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Small Cap Equity Fund Assets:
Investments in Securities
Common Stocks
Bangladesh	$ —	$ 298,384	$ —	$ 298,384
Brazil	354,817	—	—	354,817
Chile	436,261	—	—	436,261
China	—	692,568	—	692,568
Egypt	—	81,732	—	81,732
Hong Kong	—	233,969	—	233,969
India	—	1,410,555	—	1,410,555
Indonesia	—	175,957	—	175,957
Korea	—	713,605	—	713,605
Malaysia	—	123,809	—	123,809
Mexico	263,195	—	—	263,195
Pakistan	—	94,160	—	94,160
Peru	—	109,822	—	109,822
Philippines	—	562,116	—	562,116
South Africa	—	532,319	—	532,319
Sri Lanka	—	106,670	—	106,670
Taiwan	—	1,514,860	—	1,514,860
Thailand	—	74,662	—	74,662
United Arab Emirates	—	233,182	—	233,182
Preferred Stocks	—	71,441	120	71,561
Investment Company	247,923	—	—	247,923
Total Assets	$1,302,196	$7,029,811	$120	$8,332,127

    NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Value Equity Fund Assets:
Investments in Securities
Rights/Warrants	$ —	$ 697	$—	$ 697
Common Stocks
Brazil	755,914	—	—	755,914
Chile	412,257	738,099	—	1,150,356
China	3,006,901	6,271,397	—	9,278,298
Egypt	—	292,673	—	292,673
Greece	—	198,198	—	198,198
Hong Kong	—	697,384	—	697,384
Hungary	—	432,265	—	432,265
India	—	2,479,246	—	2,479,246
Indonesia	—	196,992	—	196,992
Korea	—	5,232,500	—	5,232,500
Mexico	783,287	—	—	783,287
Pakistan	—	300,957	—	300,957
Peru	204,527	—	—	204,527
Philippines	—	432,859	—	432,859
Russia	105,588	960,030	—	1,065,618
South Africa	—	1,829,120	—	1,829,120
Taiwan	—	3,565,309	—	3,565,309
Thailand	—	129,625	—	129,625
Turkey	—	182,621	—	182,621
United Arab Emirates	—	305,984	—	305,984
United States	—	259,844	—	259,844
Vietnam	—	262,939	—	262,939
Preferred Stocks	819,263	—	—	819,263
Investment Company	254,941	—	—	254,941
Total Assets	$6,342,678	$24,768,739	$—	$31,111,417

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Global Opportunities Fund Assets:
Investments in Securities
Common Stocks
Belgium	$ —	$ 3,029,458	$—	$ 3,029,458
Denmark	—	3,939,681	—	3,939,681
Finland	—	3,051,912	—	3,051,912
Germany	—	4,296,819	—	4,296,819
Hong Kong	—	3,535,633	—	3,535,633
Japan	—	5,940,470	—	5,940,470
Netherlands	—	1,888,763	—	1,888,763
South Africa	—	1,923,081	—	1,923,081
Spain	—	2,532,081	—	2,532,081
Switzerland	—	4,750,695	—	4,750,695
Taiwan	3,745,434	—	—	3,745,434
United Kingdom	—	6,495,065	—	6,495,065
United States	64,822,410	—	—	64,822,410
Investment Company	950,503	—	—	950,503
Total Assets	$69,518,347	$41,383,658	$—	$110,902,005

    NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
International Opportunities Fund Assets:
Investments in Securities
Rights/Warrants	$37,834	$—	$—	$37,834
Common Stocks
Argentina	1,298,976	—	—	1,298,976
Australia	—	5,115,234	—	5,115,234
Austria	—	1,550,876	—	1,550,876
Belgium	—	3,291,770	—	3,291,770
Denmark	—	5,938,042	—	5,938,042
Finland	—	5,320,928	—	5,320,928
Germany	—	6,460,656	—	6,460,656
Hong Kong	—	6,550,524	—	6,550,524
India	4,609,609	—	—	4,609,609
Ireland	—	2,113,425	—	2,113,425
Japan	—	20,670,139	—	20,670,139
Netherlands	—	5,137,514	—	5,137,514
Singapore	—	2,400,731	—	2,400,731
South Africa	—	7,234,339	—	7,234,339
Spain	—	4,689,279	—	4,689,279
Switzerland	—	13,841,002	—	13,841,002
Taiwan	9,754,180	2,746,755	—	12,500,935
Thailand	—	3,026,308	—	3,026,308
United Kingdom	—	17,048,124	—	17,048,124
United States	2,430,370	—	—	2,430,370
Zambia	1,228,149	—	—	1,228,149

Total Assets	$19,359,118	$113,135,646	$—	$132,494,764

During the period ended September 30, 2020, the Funds, except Emerging Markets Small Cap Equity Fund, recognized no transfers to/from Level 1 or Level 2. For Emerging Markets Small Cap Equity Fund, transfers to Level 2 from Level 1 in the amount of $109,822 were due to the absence of an active trading market for the securities on September 30, 2020. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Emerging Markets Small Cap Equity Fund
Preferred Stocks– (Philippines)
Balance as of 3/31/20(value)	$110
Change in unrealized appreciation (depreciation)	10

Balance as of 9/30/20(value)	$120

The Funds’ assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Level 3 security shown above include the subscription price paid by the Fund when the preferred shares were received and security-specific characteristics, including whether it may be converted into common shares. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement.

    NOTES TO FINANCIAL STATEMENTS

Repurchase Agreements:

The Funds, may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

There were no repurchase agreements held during the period ended September 30, 2020.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), U.S. Government Money Market Fund-RBC Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

	Value March 31, 2020	Purchases	Sales	Value September 30, 2020	Dividends
Investments in U.S. Government Money Market Fund—RBC Institutional Class 1
Emerging Markets Equity Fund	$4,507,131	$193,408,602	$144,807,906	$53,107,826	$5,474
Emerging Markets Small Cap Equity Fund	272,478	911,926	936,481	247,923	133
Emerging Markets Value Equity Fund	—	7,207,193	6,952,252	254,941	3
Global Opportunities Fund	440,840	50,062,692	49,553,029	950,503	239
International Opportunities Fund	7,735	27,435,605	27,443,340	—	492

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex- dividend date. In certain foreign markets where declaration of a dividend follows the ex-dividend date, the dividend will be recorded when the Fund is notified of the declaration date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

    NOTES TO FINANCIAL STATEMENTS

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent, they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. These differences are primarily due to differing book and tax treatments in the timing and/or treatment of the recognition of net investment income or gain and losses, including foreign currency gains and losses, foreign taxes and partnership transactions.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into investment advisory agreements with RBC GAM-US under which RBC GAM-US manages each Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Emerging Market Equity Fund	0.80%
Emerging Markets Small Cap Equity Fund*	1.04%
Emerging Markets Value Equity Fund	0.80%
Global Opportunities Fund*	0.65%
International Opportunities Fund*	0.70%

* Prior to June 18, 2020, the annual rates for Emerging Markets Small Cap Equity Fund, Global Opportunities Fund and International Opportunities Fund were 1.25%, 0.76% and 0.80%, respectively.

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of Class A, Class I and Class R6 shares of each Fund to the following levels:

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
Emerging Markets Equity Fund	1.13%	0.88%	0.88%
Emerging Markets Small Cap Equity Fund*	1.49%	1.24%	N/A

    NOTES TO FINANCIAL STATEMENTS

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
Emerging Markets Value Equity Fund	N/A	0.95%	0.88%
Global Opportunities Fund*	1.00%	0.75%	0.70%
International Opportunities Fund*	1.05%	0.80%	0.75%

* Prior to June 18, 2020, the annual rates under the expense limitation agreement were 1.70% for Class A and 1.45% for Class I of Emerging Markets Small Cap Equity Fund; 1.11% for Class A, 0.86% for Class I and 0.81% for Class R6 of Global Opportunities Fund; and 1.14% for Class A, 0.89% for Class I and 0.84% for Class R6 of International Opportunities Fund.

This expense limitation agreement is in place until July 31, 2022 (September 30, 2022 for Emerging Markets Equity Fund) and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

At September 30, 2020, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 3/31/18	FYE 3/31/19	FYE 3/31/20	FYE 3/31/21	Total
Emerging Markets Equity Fund	$1,198,163	$1,340,210	$1,594,901	$696,796	$4,830,070
Emerging Markets Small Cap Equity Fund	94,172	242,638	234,001	122,595	693,406
Emerging Markets Value Equity Fund	57,844	279,515	252,132	113,772	703,263
Global Opportunities Fund	77,179	170,557	197,222	113,595	558,553
International Opportunities Fund	139,737	231,471	266,018	133,336	770,562

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended September 30, 2020, the amount waived was $9,483, $146, $80, $1,074 and $754 for the Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund, Emerging Markets Value Equity Fund, Global Opportunities Fund and International Opportunities Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statements of Operations.

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

The Funds are sub-advised by RBC GAM-UK, which is a wholly-owned subsidiary of Royal Bank of Canada, which is the parent company of the Advisor. The Sub-Advisor is paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon Investment Servicing (US) Inc. (”BNY Mellon“) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based in part on each Fund’s average net assets. BNY Mellon’s fee is included with ”Accounting fees“ in the Statements of Operations.

    NOTES TO FINANCIAL STATEMENTS

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $63,000 ($68,000 effective October 1, 2020). The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in ”Trustees’ fees“.

In conjunction with the launch of each of the Funds or additional share classes, the Advisor invested seed capital to provide each Fund or share class with its initial investment assets. The table below shows, as of September 30, 2020, each Fund’s net assets, the shares of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Emerging Markets Small Cap Equity Fund	$8,340,709	965,871	100.0%
Emerging Markets Value Equity Fund	$30,954,808	533,162	14.3%
Global Opportunities Fund	$111,476,906	1,778,467	26.5%
International Opportunities Fund	$134,189,578	2,179	0.0%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended September 30, 2020, there were no fees waived by the Distributor.

For the period ended September 30, 2020, the Distributor received commissions of $1,169 front-end sales charges of Class A shares, of the Funds, of which $1,007 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

    NOTES TO FINANCIAL STATEMENTS

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended September 30, 2020 were as follows:

	Purchases	Sales
Emerging Markets Equity Fund	$265,327,482	$100,872,691
Emerging Markets Small Cap Equity Fund	1,194,850	1,201,265
Emerging Markets Value Equity Fund	28,788,857	2,289,587
Global Opportunities Fund	57,738,779	32,157,167
International Opportunities Fund	60,998,314	29,647,823

    NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	Emerging Markets Equity Fund		Emerging Markets Small Cap Equity Fund
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$4,256,781	$24,103,788	$5,837	$15,000
Distributions reinvested	—	785,965	—	135,437
Cost of shares redeemed	(9,530,243)	(15,211,351)	(15,808)	(87,954)

Change in Class A	$(5,273,462)	$9,678,402	$(9,971)	$62,483

Class I
Proceeds from shares issued	$255,886,482	$656,629,075	$15,000	$710,547
Distributions reinvested	—	36,510,102	—	316,803
Cost of shares redeemed	(101,434,971)	(155,294,389)	(161,348)	(196,495)

Change in Class I	$154,451,511	$537,844,788	$(146,348)	$830,855

Class R6
Proceeds from shares issued	$30,197,958	$86,735,310	$—	$—
Distributions reinvested	—	4,384,986	—	—
Cost of shares redeemed	(8,032,481)	(6,791,273)	—	—

Change in Class R6	$22,165,477	$84,329,023	$—	$—

Change in net assets resulting from capital transactions	$171,343,526	$631,852,213	$(156,319)	$893,338

    NOTES TO FINANCIAL STATEMENTS

	Emerging Markets Equity Fund		Emerging Markets Small Cap Equity Fund
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020
SHARE TRANSACTIONS:
Class A
Issued	399,845	2,035,999	794	1,504
Reinvested	—	64,109	—	14,454
Redeemed	(898,148)	(1,308,819)	(2,081)	(9,123)

Change in Class A	(498,303)	791,289	(1,287)	6,835

Class I
Issued	22,188,559	54,951,716	1,734	73,708
Reinvested	—	2,927,835	—	33,596
Redeemed	(9,193,697)	(13,410,810)	(18,473)	(24,994)

Change in Class I	12,994,862	44,468,741	(16,739)	82,310

Class R6
Issued	2,619,691	7,038,318	—	—
Reinvested	—	349,959	—	—
Redeemed	(710,132)	(570,609)	—	—

Change in Class R6	1,909,559	6,817,668	—	—

Change in shares resulting from capital transactions	14,406,118	52,077,698	(18,026)	89,145

    NOTES TO FINANCIAL STATEMENTS

	Emerging Markets Value Equity Fund		Global Opportunities Fund
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$3,709	$10,000

Change in Class A	$—	$—	$3,709	$10,000

Class I
Proceeds from shares issued	$26,537,125	$65,059	$10,111,092	$58,189,118
Distributions reinvested	—	88,926	—	1,719,908
Cost of shares redeemed	(1,149)	—	(9,357,682)	(9,726,601)

Change in Class I	$26,535,976	$153,985	$753,410	$50,182,425

Class R6
Proceeds from shares issued	$—	$—	$38,018,308	$710,465
Distributions reinvested	—	90,889	—	2,036
Cost of shares redeemed	—	—	(12,979,260)	(862)

Change in Class R6	$—	$90,889	$25,039,048	$711,639

Change in net assets resulting from capital transactions	$26,535,976	$244,874	$25,796,167	$50,904,064

SHARE TRANSACTIONS:
Class A
Issued	—	—	229	645

Change in Class A	—	—	229	645

Class I
Issued	3,195,838	7,326	674,944	4,002,984
Reinvested	—	10,117	—	111,900
Redeemed	(143)	—	(616,225)	(730,076)

Change in Class I	3,195,695	17,443	58,719	3,384,808

Class R6
Issued	—	—	2,665,285	60,112
Reinvested	—	10,352	—	132
Redeemed	—	—	(805,264)	(59)

Change in Class R6	—	10,352	1,860,021	60,185

Change in shares resulting from capital transactions	3,195,695	27,795	1,918,969	3,445,638

    NOTES TO FINANCIAL STATEMENTS

	International Opportunities Fund
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,982,961	$10,000
Cost of shares redeemed	(2,088,550)	—

Change in Class A	$(105,589)	$10,000

Class I
Proceeds from shares issued	$54,737,673	$32,061,054
Distributions reinvested	—	3,015,113
Cost of shares redeemed	(23,589,428)	(11,153,729)

Change in Class I	$31,148,245	$23,922,438

Class R6
Distributions reinvested	$—	$560

Change in Class R6	$—	$560

Change in net assets resulting from capital transactions	$31,042,656	$23,932,998

SHARE TRANSACTIONS:
Class A
Issued	208,846	907
Redeemed	(208,837)	—

Change in Class A	9	907

Class I
Issued	5,755,769	3,163,021
Reinvested	—	271,387
Redeemed	(2,295,540)	(1,134,844)

Change in Class I	3,460,229	2,299,564

Class R6
Reinvested	—	50

Change in Class R6	—	50

Change in shares resulting from capital transactions	3,460,238	2,300,521

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

    NOTES TO FINANCIAL STATEMENTS

As of September 30, 2020, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Equity Fund	$1,656,091,805	$243,313,450	$(135,616,778)	$107,696,672
Emerging Markets Small Cap Equity Fund	9,005,440	984,406	(1,657,719)	(673,313)
Emerging Markets Value Equity Fund	31,295,482	1,298,392	(1,482,457)	(184,065)
Global Opportunities Fund	97,102,117	15,712,839	(1,912,951)	13,799,888
International Opportunities Fund	121,666,428	19,721,353	(8,893,017)	10,828,336

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales, passive foreign investment company mark-to-market adjustment and cumulative partnership basis adjustment.

The tax character of distributions during the year ended March 31, 2020 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Emerging Markets Equity Fund	$43,979,625	$1,324,096	$45,303,721	$45,303,721
Emerging Markets Small Cap Equity Fund	314,203	139,241	453,444	453,444
Emerging Markets Value Equity Fund	179,815	—	179,815	179,815
Global Opportunities Fund	640,752	1,106,607	1,747,359	1,747,359
International Opportunities Fund	2,518,100	1,121,255	3,639,355	3,639,355

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated March 31, 2021.

During the year ended March 31, 2020, the Funds did not utilize any capital losses.

As of March 31, 2020, the Funds did not have any capital loss carryforwards for federal income tax purposes except Emerging Markets Equity Fund had a short-term capital loss carryforward of $12,498,984 and a long-term capital loss carryforward of $2,156,041 and Emerging Markets Value Equity Fund had a short-term capital loss carryforward of $458,984, and a long-term capital loss carryforward of $221,082 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following

    NOTES TO FINANCIAL STATEMENTS

fiscal year for tax purposes. The Emerging Markets Small Cap Equity Fund deferred late year ordinary income losses of $146,300, long-term qualified late-year capital losses of $258,583 and short-term qualified late-year capital losses of $51,586 which will be treated as arising on the first business day of the year ended March 31, 2021.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

During the six months ended September 30, 2020, redemption fees were collected by the Emerging Markets Equity Fund, International Opportunities Fun and Global Opportunities Fund in the amount of $5,380, $800 and $837, respectively. There were no redemption fees collected by the other funds. Redemption fees collected by the Funds are included in the cost of shares redeemed on the Statements of Changes in Net Assets.

9. Significant Risks

Shareholder concentration risk:

As of September 30, 2020, the following Funds had omnibus accounts which owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Emerging Markets Equity Fund	2	34.6%
Emerging Markets Small Cap Equity Fund	1	40.8%
Emerging Markets Value Equity Fund	2	78.9%
Global Opportunities Fund	2	22.5%
International Opportunities Fund	3	98.0%

In addition, an unaffiliated shareholder owned 12.4% of Global Opportunities Fund as of September 30, 2020. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

    NOTES TO FINANCIAL STATEMENTS

Industry and sector focus risk:

At times the Funds may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

10. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

    SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer three share classes: Class A, Class I and Class R6.

Class A

Class A shares, offered by Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund, Global Opportunities Fund and International Opportunities Fund are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum upfront sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all of the Funds and are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in all Funds except Emerging Markets Small Cap Equity Fund and are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

    SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 through September 30, 2020.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period* 4/1/20–9/30/20	Annualized Expense Ratio During Period 4/1/20–9/30/20
Emerging Markets Equity Fund
Class A	$1,000.00	$1,282.10	$6.46	1.13%
Class I	1,000.00	1,283.40	5.04	0.88%
Class R6	1,000.00	1,282.90	5.04	0.88%
Emerging Markets Small Cap Equity Fund
Class A	1,000.00	1,301.50	9.06	1.57%
Class I	1,000.00	1,302.30	7.62	1.32%
Emerging Markets Value Equity Fund
Class I	1,000.00	1,289.70	5.45	0.95%
Class R6	1,000.00	1,289.70	5.05	0.88%
Global Opportunities Fund
Class A	1,000.00	1,349.30	6.12	1.04%
Class I	1,000.00	1,351.80	4.66	0.79%
Class R6	1,000.00	1,351.20	4.30	0.73%
International Opportunities Fund
Class A	1,000.00	1,292.50	6.32	1.10%
Class I	1,000.00	1,305.20	4.80	0.83%
Class R6	1,000.00	1,307.30	4.51	0.78%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one half year period).

    SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period* 4/1/20-9/30/20	Annualized Expense Ratio During Period 4/1/20-9/30/20
Emerging Markets Equity Fund
Class A	$1,000.00	$1,019.40	$5.72	1.13%
Class I	1,000.00	1,020.66	4.46	0.88%
Class R6	1,000.00	1,020.66	4.46	0.88%
Emerging Markets Small Cap Equity Fund
Class A	1,000.00	1,017.20	7.94	1.57%
Class I	1,000.00	1,018.45	6.68	1.32%
Emerging Markets Value Equity Fund
Class I	1,000.00	1,020.31	4.81	0.95%
Class R6	1,000.00	1,020.66	4.46	0.88%
Global Opportunities Fund
Class A	1,000.00	1,019.85	5.27	1.04%
Class I	1,000.00	1,021.11	4.00	0.79%
Class R6	1,000.00	1,021.41	3.70	0.73%
International Opportunities Fund
Class A	1,000.00	1,019.55	5.57	1.10%
Class I	1,000.00	1,020.91	4.20	0.83%
Class R6	1,000.00	1,021.16	3.95	0.78%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one half year period).

    APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory and Sub-Advisory Agreements

In September 2020, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and RBC Global Asset Management (UK) Limited (the “Sub-Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements with the Advisor and sub-advisory agreements with the Sub-Advisor (the investment advisory and sub-advisory agreements, collectively, being the “Agreements”) for each Fund for an additional year.

As part of their review of the Agreements, the Trustees requested and considered information regarding the services performed by the Advisor and Sub-Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year as well as information presented at both a special meeting held to review requested material related to the proposed renewals and a regular meeting at which the proposed renewals were considered. The information included material provided by the Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc., an independent statistical compilation company providing comparative fee and expense information and comparative performance information for the Funds. The Board reviewed certain changes to the Funds that had been made in the prior year, including the launching of Class A shares for the RBC Global Opportunities Fund and RBC International Opportunities Fund, noting that the shares were launched to provide additional options for intermediary platforms. In connection with their deliberations, the independent Trustees were advised by independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management teams, as well as senior investment professionals, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature, quality, and extent of the services provided to the Funds by the Advisor and Sub-Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks as well as their respective Morningstar categories. For several of the Funds, the Board also reviewed comparative information with respect to custom peer groups designed to align more closely with the Funds’ specific investment strategies.

The Trustees also reviewed information on the response to the COVID-19 pandemic by each of the Advisor and the Sub-Advisor and the measures taken to ensure that the services provided to the Funds were not impacted.

The Board then reviewed the performance of each Fund vs. relevant securities benchmarks and fund peer groups. It was noted that in most cases where a Fund had underperformed in comparison to its Morningstar category, the unfavorable performance comparison was generally the result of a Fund’s style characteristics not being in alignment with its assigned category. In particular, it was noted that the divergence in the Morningstar ratings of the RBC Global Opportunities Fund and RBC International Opportunities Fund was more attributable to the construction of the peer groups used to evaluate each Fund rather than one Fund’s specific performance relative to the other. With respect to the RBC Emerging Markets Value Equity Fund, the Trustees were informed that the Fund had suffered from the fact that it was launched during a period that was difficult for value-oriented funds with emerging market growth stocks performing almost nine percentage points better than value stocks for the period.

The Trustees reviewed the Funds’ expense structure and advisory fees, including information regarding other client accounts advised or sub-advised by the Sub-Advisor with investment objectives similar to those of the Funds, including advisory fees paid and the reasons for the differences in fees. The Trustees also noted that during the previous twelve month period, there had been reductions to the advisory fees and operating expense limits for the RBC Emerging Markets Small Cap Equity Fund, RBC Global Opportunities Fund and RBC International Opportunities Fund. The Trustees considered, and viewed favorably, the Advisor’s contractual agreement to subsidize Fund expenses. The Trustees evaluated profitability data for the Advisor and Sub-Advisor and considered information regarding

    APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

other benefits the Advisor and its affiliates derived from their relationships with the Funds, including soft dollars and other fall-out benefits. The Trustees noted that advisory fees and expense ratios were competitive and, in particular, that none of the Funds had total net expenses below the median of its peer group.

In considering the nature and quality of services provided by the Sub-Advisor to the Funds, the Trustees considered the Sub-Advisor’s investment strategies and demonstrated capabilities with respect to fundamental analysis, its significant expertise with regard to evaluating environmental, social and governance (ESG) factors, and geographic expertise. The Trustees also considered the qualifications and experience of the Sub-Advisor’s staff as well as its operational and compliance structure and systems, and the Advisor’s expertise in coordinating and overseeing the investment management and related operations of the Funds. The Trustees expressed confidence in the investment teams of the Advisor and Sub-Advisor and were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds. In addition, the Trustees reviewed favorably the Advisor management team’s initiative to institute portfolio engineering risk analytics as part of the investment process.

Based upon their review, the Trustees concluded that the Funds’ advisory and sub-advisory fees payable to the Advisor and Sub-Advisor, respectively, were fair and reasonable in light of: the nature and quality of the services provided; the fees charged with respect to other comparable funds sub-advised by the Sub-Advisor; the complex nature of the jurisdictions where the underlying investments originate, which span a number of emerging market countries; the value of the Funds to investors; and the size of the accounts. The Trustees determined that the fees were within the range of what might have been negotiated at arms’ length. The Trustees approved the Agreements and expense limitation arrangements for each Fund for an additional year. In arriving at their collective decision to approve the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2020.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EM SAR 09-20

Semi-Annual Report

For the six months ended September 30, 2020

RBC Short Duration Fixed Income Fund

RBC Ultra-Short Fixed Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800-422-2766.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-422-2766 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

RBC®

	RBC Funds
About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov.

Table of	Portfolio Managers	1
Contents	Performance Summary	2
	Fund Statistics
	- RBC Short Duration Fixed Income Fund	3
	- RBC Ultra-Short Fixed Income Fund	4
	Schedule of Portfolio Investments	5
	Financial Statements
	- Statements of Assets and Liabilities	22
	- Statements of Operations	24
	- Statements of Changes in Net Assets	25
	Financial Highlights	27
	Notes to Financial Statements	31
	Share Class Information	43
	Supplemental Information	44
	Approval of Investment Advisory Agreements (Unaudited)	46

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc.(“RBC GAM-US”) serves as the investment advisor to the RBC Funds. RBC GAM-US employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions. Each Fund’s management team has access to RBC GAM-US’s investment research and other money management resources.

Brian Svendahl, CFA

Managing Director, Co-Head, U.S. Fixed Income

Brian Svendahl oversees the fixed income research, portfolio management and trading at RBC GAM-US. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and many of RBC GAM-US’s government mandates. Brian joined RBC GAM-US in 2005 and most recently led the mortgage and government team before being promoted to Co-Head in 2012. Prior to joining RBC GAM-US, he held several risk management, research and trading positions at Wells Fargo. Brian’s experience also includes liability management and implementing balance sheet hedging strategies. He earned a BS in economics from the University of Minnesota and a BBA in finance and an MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Brian Svendahl, CFA

Brandon T. Swensen, CFA

Vice President, Co-Head, U.S. Fixed Income

Brandon Swensen oversees RBC GAM-US’s fixed income research, portfolio management and trading. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and several cash management and core solutions. Brandon joined RBC GAM-US in 2000 and most recently was a portfolio manager on the mortgage and government team before being promoted to Co-Head. He also held research analyst positions covering asset-backed securities and credit and served as a financial analyst for the firm. Brandon earned a BS in finance from St. Cloud State University and an MBA in finance from the University of St. Thomas. He is a CFA charterholder and member of the CFA Society of Minnesota.

Brandon T. Swensen, CFA

1

    PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	5 Year	Since Inception(a)	Net Expense Ratio(b)(c)	Gross Expense Ratio(b)(c)
Average Annual Total Returns as of September 30, 2020 (Unaudited)

RBC Short Duration Fixed Income Fund
Class A
- At Net Asset Value	3.56%	3.05%	2.67%	2.32%	0.45%	2.07%
Class I
- At Net Asset Value	3.57%	3.12%	2.77%	2.41%	0.35%	0.79%

ICE BofAML 1-3
Year U.S. Corporate & Government Index(d)	3.74%	2.87%	2.11%	1.83%
RBC Ultra-Short Fixed Income Fund
Class A
- At Net Asset Value	2.56%	2.57%	2.24%	1.85%	0.38%	1.07%
Class I
- At Net Asset Value	2.76%	2.68%	2.33%	1.94%	0.28%	0.99%

ICE BofAML U.S.
1-Year Treasury Bill Index(d)	2.25%	2.18%	1.57%	1.24%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(a)

The inception date (commencement date) is March 3, 2014 for Class A shares and December 30, 2013 for Class I shares. The performance in the table for the Class A shares prior to March 3, 2014 reflects the performance of the Class I shares since the Fund’s inception.

(b)	The advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until July 31, 2022.

(c)	The Fund’s expenses reflect the most recent year end (March 31, 2020).

(d)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

The ICE BofAML 1-3 Year US Corporate & Government Index tracks the performance of U.S. dollar-denominated, investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational, and corporate securities with a remaining term to final maturity less than three years. You cannot invest directly in an index.

The ICE BofAML US 1-Year Treasury Bill Index comprises a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, one year from the rebalancing date. You cannot invest directly in an index.

2

FUND STATISTICS (UNAUDITED)
RBC Short Duration Fixed Income Fund
Current income consistent with preservation of capital.				Investment Objective
ICE BofAML 1-3 Year US Corporate & Government Index				Benchmark
				Asset Allocation as of 9/30/20 (% of Fund’s investments)

Drive Auto Receivables Trust,	1.61%	Drive Auto Receivables Trust,	1.09%	Top Ten Holdings (excluding investment companies) (as of 9/30/20) (% of Fund’s net assets)
Series 2019-1, Class D, 4.09%,		Series 2018-4, Class D, 4.09%,
6/15/26		1/15/26
Charter Communications	1.48%	Williams Cos., Inc. (The), 3.35%,	1.09%
Operating LLC / Charter		8/15/22
Communications Operating		Becton Dickinson and Co.,	1.08%
Capital, 4.46%, 7/23/22		2.89%, 6/6/22
Bank of America Corp., 3.00%,	1.46%	Roper Technologies, Inc., 2.35%,	1.07%
12/20/23		9/15/24
CVS Health Corp., 2.63%,	1.19%	Raytheon Technologies Corp.,	1.05%
8/15/24		3.20%, 3/15/24
Drive Auto Receivables Trust,	1.11%
Series 2018-5, Class D, 4.30%,
4/15/26
*A listing of all portfolio holdings can be found beginning on page 5
				Growth of $10,000 Initial Investment Since Inception (12/30/13)
The graph reflects an initial investment of $10,000 over the period from December 30, 2013 (commencement of operations) to September 30, 2020 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

3

	FUND STATISTICS (UNAUDITED)
	RBC Ultra-Short Fixed Income Fund
Investment Objective	Current income consistent with preservation of capital.
Benchmark	ICE BofAML US 1-Year Treasury Bill Index
Asset Allocation as of 9/30/20 (% of Fund’s investments)
Top Ten Holdings	Santander Drive Auto Receivables	1.88%	American Honda Finance Corp.,	1.26%
(excluding	Trust, Series 2018-3, Class D,		(LIBOR USD 3-Month +
investment	4.07%, 8/15/24		0.540%), MTN, 0.77%,
companies) (as	Charter Communications	1.44%	6/27/22
of 9/30/20) (%	Operating LLC / Charter		NXP BV / NXP Funding LLC,	1.21%
of Fund’s net	Communications Operating		3.88%, 9/1/22
assets)	Capital, 4.46%, 7/23/22		Credit Suisse Group Funding	1.11%
	DuPont de Nemours, Inc., (LIBOR	1.27%	Guernsey Ltd., 3.80%, 9/15/22
	USD 3-Month + 1.110%),		Bank of America Corp., 3.00%,	1.10%
	1.39%, 11/15/23		12/20/23
	Cigna Corp., (LIBOR USD 3-Month	1.27%	Hyundai Auto Receivables Trust,	1.10%
	+ 0.890%), 1.17%, 7/15/23		Series 2019-A, Class C, 3.03%,
	John Deere Capital Corp., (LIBOR	1.26%	11/17/25
	USD 3-Month + 0.490%), MTN,
	0.74%, 6/13/22
	*A listing of all portfolio holdings can be found beginning on page 14
Growth of $10,000 Initial Investment Since Inception (12/30/13)

The graph reflects an initial investment of $10,000 over the period from December 30, 2013 (commencement of operations) to September 30, 2020 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

4

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund

September 30, 2020 (Unaudited)

Principal Amount		Value
Corporate Bonds — 72.82%
Basic Materials — 2.22%
$ 350,000	DuPont de Nemours, Inc., (LIBOR USD 3-Month + 1.110%), 1.39%, 11/15/23(a)	$354,112
200,000	DuPont de Nemours, Inc., 4.21%, 11/15/23	219,692
400,000	Nutrien Ltd., 3.15%, 10/1/22	417,449
500,000	Nutrition & Biosciences, Inc., 0.70%, 9/15/22(b)	500,778
100,000	Nutrition & Biosciences, Inc., 1.23%, 10/1/25(b)	99,928

		1,591,959

Communications — 5.73%
500,000	AT&T, Inc., 4.45%, 4/1/24	558,135
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 7/23/22	1,058,908
150,000	Comcast Corp., (LIBOR USD 3-Month + 0.630%), 0.91%, 4/15/24(a)	151,107
395,000	Discovery Communications LLC, 2.95%, 3/20/23	416,271
150,000	Fox Corp., 3.67%, 1/25/22	156,404
300,000	Interpublic Group of Cos, Inc. (The), 3.50%, 10/1/20	300,000
250,000	Qwest Corp., 6.75%, 12/1/21	263,553
155,000	Rogers Communications, Inc., 3.00%, 3/15/23	163,651
250,000	Videotron Ltd., 5.00%, 7/15/22	260,910
500,000	Vodafone Group Plc, 3.75%, 1/16/24	546,052
196,000	Walt Disney Co. (The), 7.75%, 1/20/24	238,186

		4,113,177

Consumer, Cyclical — 4.07%
400,000	American Honda Finance Corp., (LIBOR USD 3-Month + 0.540%), MTN, 0.77%, 6/27/22(a)	401,384
300,000	Delta Air Lines, Inc., 2.90%, 10/28/24	267,265
250,000	General Motors Financial Co., Inc., 2.90%, 2/26/25	257,451
350,000	General Motors Financial Co., Inc., 3.20%, 7/6/21	354,857
200,000	General Motors Financial Co., Inc., 3.45%, 1/14/22	205,037
300,000	Hyundai Capital America, 3.00%, 10/30/20(b)	300,483
250,000	Lennar Corp., 4.75%, 11/15/22(c)	261,471
400,000	Volkswagen Group of America Finance LLC, 2.70%, 9/26/22(b)	414,789
200,000	Volkswagen Group of America Finance LLC, 3.88%, 11/13/20(b)	200,786
250,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	256,621

		2,920,144

Consumer, Non-cyclical — 10.45%
250,000	AbbVie, Inc., 2.30%, 11/21/22(b)	258,810
400,000	AbbVie, Inc., 3.25%, 10/1/22(b)	418,062
250,000	AbbVie, Inc., 3.45%, 3/15/22(b)	259,093
150,000	Amgen, Inc., 2.65%, 5/11/22	155,067
200,000	Bayer US Finance II LLC, 3.50%, 6/25/21(b)	203,963
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 1.28%, 6/6/22(a)	125,747
750,000	Becton Dickinson and Co., 2.89%, 6/6/22	775,816

5

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2020 (Unaudited)

Principal Amount		Value
$200,000	Bristol-Myers Squibb Co., 2.88%, 2/19/21	$201,974
200,000	Bristol-Myers Squibb Co., 2.90%, 7/26/24	216,812
350,000	Cigna Corp., (LIBOR USD 3-Month + 0.890%), 1.17%, 7/15/23(a)	353,690
150,000	Conagra Brands, Inc., 3.80%, 10/22/21	155,175
800,000	CVS Health Corp., 2.63%, 8/15/24	852,632
27,000	CVS Health Corp., 3.35%, 3/9/21	27,352
44,000	CVS Health Corp., 3.70%, 3/9/23	47,145
400,000	EMD Finance LLC, 2.95%, 3/19/22(b)	411,990
250,000	EMD Finance LLC, 3.25%, 3/19/25(b)	274,936
140,000	Equifax, Inc., 2.60%, 12/1/24	149,407
100,000	Equifax, Inc., 3.60%, 8/15/21	102,646
450,000	Gilead Sciences, Inc., 0.75%, 9/29/23	450,831
250,000	HCA, Inc., 5.88%, 5/1/23	272,026
250,000	Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 6/1/25(b)	256,006
150,000	Kroger Co. (The), 3.30%, 1/15/21	150,877
250,000	Molson Coors Brewing Co., 2.10%, 7/15/21	252,619
275,000	Mondelez International, Inc., 2.13%, 4/13/23	285,529
134,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	136,403
250,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	265,175
200,000	Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21	207,669
225,000	Upjohn, Inc., 1.13%, 6/22/22(b)	226,759

		7,494,211

Energy — 9.50%
200,000	Enbridge Energy Partners LP, 4.20%, 9/15/21	205,088
500,000	Enbridge, Inc., 2.50%, 1/15/25	526,569
500,000	Energy Transfer Operating LP, 4.50%, 4/15/24	529,424
550,000	Energy Transfer Operating LP, 5.20%, 2/1/22	569,572
150,000	Kinder Morgan Energy Partners LP, 3.50%, 3/1/21	151,076
200,000	Kinder Morgan Energy Partners LP, 4.25%, 9/1/24	221,408
400,000	Kinder Morgan Energy Partners LP, 5.80%, 3/1/21	408,397
500,000	Kinder Morgan, Inc., 4.30%, 6/1/25	563,058
300,000	Marathon Petroleum Corp., 5.13%, 3/1/21	305,588
400,000	MPLX LP, (LIBOR USD 3-Month + 1.100%), 1.34%, 9/9/22(a)	399,783
250,000	ONEOK Partners LP, 3.38%, 10/1/22	259,808
350,000	ONEOK, Inc., 4.25%, 2/1/22	361,388
500,000	Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	512,013
200,000	Spectra Energy Partners LP, 4.60%, 6/15/21	203,598
750,000	Williams Cos., Inc. (The), 3.35%, 8/15/22	779,304
250,000	Williams Cos., Inc. (The), 4.00%, 11/15/21	257,159
517,000	Williams Cos., Inc. (The), 4.30%, 3/4/24	565,065

		6,818,298

Financial — 23.63%
350,000	American Tower Corp., REIT, 3.50%, 1/31/23	372,097
500,000	American Tower Corp., 5.00%, 2/15/24	566,611

6

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2020 (Unaudited)

Principal Amount		Value
$ 450,000	Bank of America Corp., MTN, 2.33%, 10/1/21(d)	$450,000
1,000,000	Bank of America Corp., 3.00%, 12/20/23(d)	1,049,746
600,000	Bank of Nova Scotia (The), 2.00%, 11/15/22	619,356
250,000	Barclays Plc, 3.20%, 8/10/21	255,728
500,000	Barclays Plc, 3.68%, 1/10/23	515,879
200,000	BNP Paribas SA, 2.95%, 5/23/22(b)	207,105
550,000	BNP Paribas SA, 3.50%, 3/1/23(b)	584,163
149,000	Camden Property Trust, REIT, 4.88%, 6/15/23	163,414
250,000	Canadian Imperial Bank of Commerce, (LIBOR USD 3-Month + 0.660%), 0.91%, 9/13/23(a)	252,468
675,000	Canadian Imperial Bank of Commerce, 0.95%, 6/23/23	681,036
250,000	CIT Group, Inc., 4.75%, 2/16/24	257,578
150,000	Citigroup, Inc., (LIBOR USD 3-Month + 1.190%), 1.44%, 8/2/21(a)	151,221
300,000	Citigroup, Inc., 2.75%, 4/25/22	310,059
200,000	Citigroup, Inc., 2.90%, 12/8/21	205,454
350,000	Citigroup, Inc., 4.04%, 6/1/24(d)	378,772
300,000	Cooperatieve Rabobank UA, (LIBOR USD 3-Month + 0.480%), 0.75%, 1/10/23(a)	301,365
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	265,915
300,000	Credit Agricole SA, 3.25%, 10/4/24(b)	323,943
500,000	Credit Agricole SA, 3.75%, 4/24/23(b)	535,986
500,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	529,311
275,000	Crown Castle International Corp., REIT, 1.35%, 7/15/25	278,603
350,000	Crown Castle International Corp., REIT, 5.25%, 1/15/23	385,096
500,000	Goldman Sachs Group, Inc. (The), 2.91%, 7/24/23(d)	518,606
550,000	Goldman Sachs Group, Inc. (The), 3.63%, 2/20/24	597,562
200,000	HSBC Holdings Plc, 2.65%, 1/5/22	205,016
500,000	HSBC Holdings Plc, 3.60%, 5/25/23	532,575
400,000	ING Groep NV, 3.15%, 3/29/22	414,946
400,000	ING Groep NV, 4.10%, 10/2/23	438,516
200,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.890%), 1.15%, 7/23/24(a)	201,311
330,000	JPMorgan Chase & Co., 1.51%, 6/1/24(d)	336,840
490,000	JPMorgan Chase & Co., 3.21%, 4/1/23(d)	509,052
375,000	Lloyds Banking Group Plc, 2.91%, 11/7/23(d)	389,111
250,000	Lloyds Banking Group Plc, 3.00%, 1/11/22	257,293
200,000	Morgan Stanley, (LIBOR USD 3-Month + 0.930%), 1.19%, 7/22/22(a)	200,958
350,000	Morgan Stanley, (LIBOR USD 3-Month + 1.180%), 1.45%, 1/20/22(a)	350,962
400,000	Morgan Stanley, MTN, 2.75%, 5/19/22	414,501
100,000	Regions Financial Corp., 2.75%, 8/14/22	103,924
250,000	Santander UK Group Holdings Plc, 2.88%, 10/16/20	250,253
243,000	Santander UK Plc, (LIBOR USD 3-Month + 0.620%), 0.87%, 6/1/21(a)	243,734
300,000	Skandinaviska Enskilda Banken AB, 0.55%, 9/1/23(b)	299,932
275,000	Toronto-Dominion Bank (The), MTN, 0.75%, 6/12/23	276,670

7

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2020 (Unaudited)

Principal Amount		Value
$500,000	Wells Fargo & Co., MTN, 2.63%, 7/22/22	$518,531
250,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.710%), 0.94%, 6/28/22(a)	252,280

		16,953,479

Industrial — 6.79%
350,000	Agilent Technologies, Inc., 3.88%, 7/15/23	379,596
135,000	Burlington Northern Santa Fe LLC, 4.10%, 6/1/21	136,698
600,000	Carrier Global Corp., 1.92%, 2/15/23(b)	617,170
341,000	Caterpillar Financial Services Corp., (LIBOR USD 3-Month + 0.200%), MTN, 0.46%, 11/12/21(a)	341,375
100,000	Caterpillar Financial Services Corp., (LIBOR USD 3-Month + 0.590%), MTN, 0.84%, 6/6/22(a)	100,639
250,000	Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 6/15/23	274,661
250,000	Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	275,167
300,000	John Deere Capital Corp., (LIBOR USD 3-Month + 0.490%), MTN, 0.74%, 6/13/22(a)	301,423
300,000	Raytheon Technologies Corp., 2.80%, 3/15/22(b)	309,300
700,000	Raytheon Technologies Corp., 3.20%, 3/15/24(b)	752,652
250,000	Republic Services, Inc., 2.50%, 8/15/24	266,129
725,000	Roper Technologies, Inc., 2.35%, 9/15/24	766,881
50,000	Roper Technologies, Inc., 2.80%, 12/15/21	51,281
275,000	Roper Technologies, Inc., 3.65%, 9/15/23	298,752

		4,871,724

Technology — 3.96%
255,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.20%, 1/15/21	256,139
400,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.63%, 1/15/24	429,480
400,000	Broadcom, Inc., 3.13%, 4/15/21	405,185
250,000	Broadcom, Inc., 3.13%, 10/15/22	261,649
50,000	Dell International LLC / EMC Corp., 4.42%, 6/15/21(b)	51,091
650,000	Dell International LLC / EMC Corp., 5.45%, 6/15/23(b)	712,533
325,000	Leidos, Inc., 2.95%, 5/15/23(b)	341,937
250,000	NXP BV / NXP Funding LLC, 4.63%, 6/1/23(b)	273,390
100,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25(b)	105,830

		2,837,234

Utilities — 6.47%
275,000	American Electric Power Co., Inc., Series I, 3.65%, 12/1/21	284,797
500,000	Avangrid, Inc., 3.15%, 12/1/24	545,622
300,000	CenterPoint Energy, Inc., 3.85%, 2/1/24	328,807
500,000	Evergy, Inc., 2.45%, 9/15/24	529,478
350,000	Exelon Corp., 2.45%, 4/15/21	353,145
250,000	FirstEnergy Corp., Series B, 4.25%, 3/15/23	265,471
450,000	Florida Power & Light Co., (LIBOR USD 3-Month + 0.380%), 0.64%, 7/28/23(a)	450,308
270,000	Georgia Power Co., Series A, 2.10%, 7/30/23	281,885

8

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2020 (Unaudited)

Principal Amount		Value
$550,000	Sempra Energy, 2.90%, 2/1/23	$575,951
175,000	Southern Co. Gas Capital Corp., 3.50%, 9/15/21	178,736
275,000	WEC Energy Group, Inc., 0.55%, 9/15/23	275,428
575,000	Xcel Energy, Inc., 0.50%, 10/15/23	574,782

		4,644,410

Total Corporate Bonds		52,244,636

(Cost $51,316,203)

Asset Backed Securities — 25.87%
108,948	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class D, 3.59%, 2/8/22	109,000
100,926	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class D, 3.65%, 5/9/22	100,980
400,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class D, 3.13%, 1/18/23	408,494
395,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class D, 3.18%, 7/18/23	406,288
160,000	AmeriCredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24	166,374
240,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.62%, 3/18/25	252,246
508,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.54%, 7/18/24	525,480
125,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	130,380
300,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class B, 2.13%, 7/18/25	308,560
455,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D, 2.58%, 9/18/25	467,540
275,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class D, 3.15%, 2/20/25(b)	280,581
570,000	Capital Auto Receivables Asset Trust, Series 2018-2, Class C, 3.69%, 12/20/23(b)	583,076
147,000	CarMax Auto Owner Trust, Series 2017-1, Class B, 2.54%, 9/15/22	148,338
360,000	CarMax Auto Owner Trust, Series 2017-1, Class D, 3.43%, 7/17/23	364,309
502,000	CarMax Auto Owner Trust, Series 2017-3, Class D, 3.46%, 10/16/23	512,796
420,000	CarMax Auto Owner Trust, Series 2017-4, Class D, 3.30%, 5/15/24	429,569
475,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.37%, 7/15/24	486,667
305,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.91%, 1/15/25	315,389
335,000	CarMax Auto Owner Trust, Series 2019-1, Class C, 3.74%, 1/15/25	354,151
625,000	CarMax Auto Owner Trust, Series 2019-3, Class B, 2.50%, 4/15/25	650,662

9

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2020 (Unaudited)

Principal Amount		Value
$ 250,000	CarMax Auto Owner Trust, Series 2019-3, Class C, 2.60%, 6/16/25	$259,709
310,000	CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25	323,319
175,000	CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25	181,020
400,000	Dell Equipment Finance Trust, Series 2018-1, Class C, 3.53%, 6/22/23(b)	406,165
300,000	Dell Equipment Finance Trust, Series 2018-2, Class C, 3.72%, 10/22/23(b)	307,742
175,000	Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 4/22/25(b)	177,291
144,764	Drive Auto Receivables Trust, Series 2016-CA, Class D, 4.18%, 3/15/24(b)	146,954
163,054	Drive Auto Receivables Trust, Series 2017-AA, Class D, 4.16%, 5/15/24(b)	165,786
48,843	Drive Auto Receivables Trust, Series 2017-BA, Class D, 3.72%, 10/17/22(b)	49,123
119,232	Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/24	120,307
750,000	Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26	780,864
750,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.30%, 4/15/26	793,127
200,000	Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25	205,538
1,100,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 6/15/26	1,153,477
180,000	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 8/15/25	185,814
175,000	Drive Auto Receivables Trust, Series 2019-4, Class C, 2.51%, 11/17/25	179,020
50,000	Drive Auto Receivables Trust, Series 2019-4, Class D, 2.70%, 2/16/27	51,158
175,000	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36%, 3/16/26	179,351
270,000	Ford Credit Auto Lease Trust, Series 2019-A, Class B, 3.25%, 7/15/22	276,462
200,000	GM Financial Automobile Leasing Trust, Series 2019-1, Class D, 3.95%, 5/22/23	204,559
180,000	GM Financial Automobile Leasing Trust, Series 2019-3, Class C, 2.35%, 7/20/23	183,515
575,000	GM Financial Automobile Leasing Trust, Series 2020-1, Class C, 2.04%, 12/20/23	585,106
370,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87%, 10/16/24	387,049
410,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class B, 2.32%, 12/16/24	424,142
120,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class C, 2.62%, 1/16/25	123,993

10

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2020 (Unaudited)

Principal Amount		Value
$ 80,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B, 2.03%, 4/16/25	$82,336
60,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C, 2.18%, 5/16/25	61,463
129,169	Santander Drive Auto Receivables Trust, Series 2016-2, Class D, 3.39%, 4/15/22	129,557
217,246	Santander Drive Auto Receivables Trust, Series 2017-1, Class D, 3.17%, 4/17/23	219,649
175,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class D, 3.32%, 3/15/24	179,904
302,713	Santander Drive Auto Receivables Trust, Series 2018-3, Class C, 3.51%, 8/15/23	306,501
600,000	Santander Drive Auto Receivables Trust, Series 2018-3, Class D, 4.07%, 8/15/24	625,122
145,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	148,595
300,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90%, 10/15/24	308,403
80,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.68%, 10/15/25	82,004
500,000	Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23(b)	514,474
310,000	Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24(b)	311,175
100,000	Verizon Owner Trust, Series 2018-A, Class C, 3.55%, 4/20/23	103,468
275,000	Verizon Owner Trust, Series 2019-C, Class B, 2.06%, 4/22/24	283,798
350,000	World Omni Auto Receivables Trust, Series 2016-B, Class B, 1.73%, 7/15/23	350,546

Total Asset Backed Securities		18,558,466

(Cost $18,264,791)

U.S. Government Agency Backed Mortgages — 0.39%
Fannie Mae — 0.01%
3,269	Series 2001-70, Class OF, (LIBOR USD 1-Month + 0.950%), 1.10%, 10/25/31(a)	3,349
2,392	Series 2009-87, Class FX, (LIBOR USD 1-Month + 0.750%), 0.90%, 11/25/39(a)	2,435

		5,784

Freddie Mac — 0.38%
255,000	Series 2011-K13, Class B, 4.77%, 1/1/48(b),(c)	257,378
2,431	Series 2448, Class FT, (LIBOR USD 1-Month + 1.000%), 1.15%, 3/15/32(a)	2,496
2,583	Series 2488, Class FQ, (LIBOR USD 1-Month + 1.000%), 1.15%, 3/15/32(a)	2,651

11

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2020 (Unaudited)

Principal Amount		Value
$8,204	Series 2627, Class MW, 5.00%, 6/1/23	$8,576
1,112	Series 3770, Class FP, (LIBOR USD 1-Month + 0.500%), 0.65%, 11/15/40(a)	1,116

		272,217

Total U.S. Government Agency Backed Mortgages		278,001

(Cost $288,986)

Collateralized Mortgage Obligations — 0.00%
2,373	JP Morgan Resecuritization Trust Series, Series 2014-1, Class 9A3, (LIBOR USD 1-Month + 0.290%), 0.47%, 12/26/35(a),(b)	2,365

Total Collateralized Mortgage Obligations		2,365

(Cost $2,339)

Shares
Investment Company — 0.58%
412,818	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	412,818

Total Investment Company		412,818

(Cost $412,818)

Total Investments		$71,496,286
(Cost $70,285,137)(f) — 99.66%
Other assets in excess of liabilities — 0.34%		244,335

NET ASSETS — 100.00%		$71,740,621

(a)	Floating rate note. Rate shown is as of report date.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(e)	Affiliated investment.

(f)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

12

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2020 (Unaudited)

Financial futures contracts as of September 30, 2020:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value	Clearinghouse
Two Year U.S. Treasury Note	46	December 2020	$4,715	USD $10,164,203	Barclays Capital Group

Total			$4,715

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value	Clearinghouse
Five Year U.S. Treasury Note	15	December 2020	$(2,739)	USD $1,890,469	Barclays Capital Group

Total			$(2,739)

Abbreviations used are defined below:

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

USD - United States Dollar

See Notes to the Financial Statements.

13

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund

September 30, 2020 (Unaudited)

Principal Amount		Value
Corporate Bonds — 65.29%
Basic Materials — 4.31%
$600,000	DuPont de Nemours, Inc., (LIBOR USD 3-Month + 1.110%), 1.39%, 11/15/23(a)	$607,050
300,000	DuPont de Nemours, Inc., 4.21%, 11/15/23	329,538
300,000	LyondellBasell Industries NV, 6.00%, 11/15/21	314,072
300,000	Nutrien Ltd., 3.15%, 10/1/22	313,086
500,000	Nutrition & Biosciences, Inc., 0.70%, 9/15/22(b)	500,778

		2,064,524

Communications — 2.72%
650,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 7/23/22	688,290
150,000	Comcast Corp., (LIBOR USD 3-Month + 0.630%), 0.91%, 4/15/24(a)	151,107
250,000	Vodafone Group Plc, (LIBOR USD 3-Month + 0.990%), 1.26%, 1/16/24(a)	251,701
200,000	Vodafone Group Plc, 2.95%, 2/19/23	210,608

		1,301,706

Consumer, Cyclical — 5.65%
250,000	Alimentation Couche-Tard, Inc., 2.70%, 7/26/22(b)	257,887
600,000	American Honda Finance Corp., (LIBOR USD 3-Month + 0.540%), MTN, 0.77%, 6/27/22(a)	602,075
181,000	Delta Air Lines, Inc., 3.40%, 4/19/21	181,043
250,000	General Motors Financial Co., Inc., 3.20%, 7/6/21	253,470
250,000	General Motors Financial Co., Inc., 3.55%, 4/9/21	253,245
424,000	Hyundai Capital America, 3.00%, 10/30/20(b)	424,683
325,000	Marriott International, Inc., (LIBOR USD 3-Month + 0.650%), 0.90%, 3/8/21(a)	323,674
150,000	Toyota Motor Credit Corp., MTN, 0.50%, 8/14/23	150,246
250,000	Volkswagen Group of America Finance LLC, 2.70%, 9/26/22(b)	259,243

		2,705,566

Consumer, Non-cyclical — 8.71%
250,000	AbbVie, Inc., 3.25%, 10/1/22(b)	261,289
300,000	AbbVie, Inc., 3.45%, 3/15/22(b)	310,911
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 1.28%, 6/6/22(a)	125,747
450,000	Becton Dickinson and Co., 2.89%, 6/6/22	465,490
150,000	Bristol-Myers Squibb Co., 2.88%, 2/19/21	151,480
600,000	Cigna Corp., (LIBOR USD 3-Month + 0.890%), 1.17%, 7/15/23(a)	606,326
150,000	Conagra Brands, Inc., 3.80%, 10/22/21	155,175
108,000	CVS Health Corp., 3.70%, 3/9/23	115,720
350,000	EMD Finance LLC, 2.95%, 3/19/22(b)	360,491
250,000	Equifax, Inc., 3.60%, 8/15/21	256,614
300,000	Gilead Sciences, Inc., 0.75%, 9/29/23	300,554
250,000	HCA, Inc., 4.75%, 5/1/23	272,723

14

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2020 (Unaudited)

Principal Amount		Value
$ 82,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	$83,470
300,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	318,210
200,000	Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21	207,669
175,000	Upjohn, Inc., 1.13%, 6/22/22(b)	176,368

		4,168,237

Energy — 8.09%
150,000	ConocoPhillips Co., (LIBOR USD 3-Month + 0.900%), 1.18%, 5/15/22(a)	151,066
250,000	Enbridge, Inc., 2.90%, 7/15/22	259,263
300,000	Enbridge, Inc., 4.00%, 10/1/23	324,933
200,000	Energy Transfer Operating LP, 3.60%, 2/1/23	206,058
250,000	Energy Transfer Operating LP, 5.20%, 2/1/22	258,896
300,000	Kinder Morgan Energy Partners LP, 5.00%, 10/1/21	309,111
100,000	Kinder Morgan Energy Partners LP, 5.80%, 3/1/21	102,099
300,000	Kinder Morgan, Inc., 5.63%, 11/15/23(b)	338,070
250,000	MPLX LP, (LIBOR USD 3-Month + 1.100%), 1.34%, 9/9/22(a)	249,864
200,000	ONEOK Partners LP, 3.38%, 10/1/22	207,846
250,000	ONEOK, Inc., 4.25%, 2/1/22	258,134
250,000	Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	256,006
300,000	Williams Cos., Inc. (The), 3.35%, 8/15/22	311,722
300,000	Williams Cos., Inc. (The), 4.00%, 11/15/21	308,591
300,000	Williams Cos., Inc. (The), 4.50%, 11/15/23	328,716

		3,870,375

Financial — 22.76%
250,000	Australia & New Zealand Banking Group Ltd., (LIBOR USD 3-Month + 0.710%), 0.98%, 5/19/22(a),(b)	252,072
250,000	Bank of America Corp., (LIBOR USD 3-Month + 0.960%), GMTN, 1.22%, 7/23/24(a)	252,404
500,000	Bank of America Corp., 3.00%, 12/20/23(c)	524,873
250,000	Bank of Nova Scotia (The), (LIBOR USD 3-Month + 0.620%), 0.85%, 9/19/22(a)	251,993
200,000	Bank of Nova Scotia (The), 1.63%, 5/1/23	205,339
250,000	Barclays Plc, 3.20%, 8/10/21	255,728
250,000	Barclays Plc, 3.25%, 1/12/21	251,957
250,000	BNP Paribas SA, 2.95%, 5/23/22(b)	258,881
250,000	BNP Paribas SA, 3.50%, 3/1/23(b)	265,529
83,000	Camden Property Trust, REIT, 4.88%, 6/15/23	91,029
300,000	Canadian Imperial Bank of Commerce, (LIBOR USD 3-Month + 0.660%), 0.91%, 9/13/23(a)	302,961
225,000	Canadian Imperial Bank of Commerce, 0.95%, 6/23/23	227,012
250,000	Citigroup, Inc., (LIBOR USD 3-Month + 0.690%), 0.93%, 10/27/22(a)	251,171
200,000	Citigroup, Inc., (LIBOR USD 3-Month + 0.950%), 1.21%, 7/24/23(a)	201,368
300,000	Citigroup, Inc., (LIBOR USD 3-Month + 1.070%), 1.32%, 12/8/21(a)	302,756

15

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2020 (Unaudited)

Principal Amount		Value
$250,000	Citigroup, Inc., 2.88%, 7/24/23	$259,476
200,000	Commonwealth Bank of Australia, (LIBOR USD 3-Month + 0.700%), 0.94%, 3/16/23(a),(b)	202,188
250,000	Cooperatieve Rabobank UA, (LIBOR USD 3-Month + 0.480%), 0.75%, 1/10/23(a)	251,138
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	265,915
250,000	Credit Agricole SA, 3.38%, 1/10/22(b)	258,245
250,000	Credit Agricole SA, 3.75%, 4/24/23(b)	267,993
500,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	529,311
300,000	Crown Castle International Corp., REIT, 5.25%, 1/15/23	330,083
400,000	Goldman Sachs Group, Inc. (The), (LIBOR USD 3-Month + 0.750%), 1.01%, 2/23/23(a)	401,653
250,000	Goldman Sachs Group, Inc. (The), 2.91%, 7/24/23(c)	259,303
200,000	Goldman Sachs Group, Inc. (The), 3.63%, 2/20/24	217,295
200,000	HSBC Holdings Plc, 2.65%, 1/5/22	205,016
225,000	HSBC Holdings Plc, 3.60%, 5/25/23	239,659
200,000	ING Groep NV, 3.15%, 3/29/22	207,473
250,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.900%), 1.15%, 4/25/23(a)	251,998
250,000	JPMorgan Chase & Co., 3.56%, 4/23/24	267,870
200,000	Lloyds Banking Group Plc, 2.91%, 11/7/23	207,526
250,000	Lloyds Banking Group Plc, 3.00%, 1/11/22	257,293
200,000	Morgan Stanley, (LIBOR USD 3-Month + 0.930%), 1.19%, 7/22/22(a)	200,958
250,000	Morgan Stanley, (LIBOR USD 3-Month + 1.180%), 1.45%, 1/20/22(a)	250,687
250,000	Morgan Stanley, (LIBOR USD 3-Month + 1.400%), MTN, 1.66%, 10/24/23(a)	254,019
200,000	Nordea Bank Abp, 1.00%, 6/9/23(b)	202,667
200,000	Santander UK Group Holdings Plc, 3.57%, 1/10/23	206,201
300,000	Skandinaviska Enskilda Banken AB, (LIBOR USD 3-Month + 0.430%), 0.71%, 5/17/21(a),(b)	300,401
200,000	Swedbank AB, (LIBOR USD 3-Month + 0.700%), 0.95%, 3/14/22(a),(b)	201,404
100,000	Wells Fargo & Co., (LIBOR USD 3-Month + 0.930%), 1.18%, 2/11/22(a)	100,227
250,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.570%), 0.84%, 1/11/23(a)	251,663
150,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.710%), 0.94%, 6/28/22(a)	151,368

		10,894,103

Industrial — 2.88%
250,000	Caterpillar Financial Services Corp., (LIBOR USD 3-Month + 0.200%), MTN, 0.46%, 11/12/21(a)	250,275
200,000	Ingersoll-Rand Global Holding Co. Ltd., 2.90%, 2/21/21	201,901

16

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2020 (Unaudited)

Principal Amount		Value
$600,000	John Deere Capital Corp., (LIBOR USD 3-Month + 0.490%), MTN, 0.74%, 6/13/22(a)	$602,846
325,000	Roper Technologies, Inc., 0.45%, 8/15/22	324,748

		1,379,770

Technology — 4.43%
375,000	Broadcom, Inc., 3.13%, 4/15/21	379,861
400,000	Broadcom, Inc., 3.13%, 10/15/22	418,638
57,000	Dell International LLC / EMC Corp., 4.42%, 6/15/21(b)	58,244
200,000	Dell International LLC / EMC Corp., 5.45%, 6/15/23(b)	219,241
200,000	Hewlett Packard Enterprise Co., (LIBOR USD 3-Month + 0.720%), 1.02%, 10/5/21(a)	199,968
250,000	Leidos, Inc., 2.95%, 5/15/23(b)	263,028
550,000	NXP BV / NXP Funding LLC, 3.88%, 9/1/22(b)	580,966

		2,119,946

Utilities — 5.74%
301,000	American Electric Power Co., Inc., Series I, 3.65%, 12/1/21	311,723
300,000	CenterPoint Energy, Inc., 3.85%, 2/1/24	328,807
300,000	Evergy, Inc., 2.45%, 9/15/24	317,687
250,000	FirstEnergy Corp., Series B, 4.25%, 3/15/23	265,471
375,000	Florida Power & Light Co., (LIBOR USD 3-Month + 0.380%), 0.64%, 7/28/23(a)	375,257
180,000	Georgia Power Co., Series A, 2.10%, 7/30/23	187,924
150,000	Sempra Energy, (LIBOR USD 3-Month + 0.500%), 0.78%, 1/15/21(a)	150,003
250,000	Sempra Energy, 2.90%, 2/1/23	261,796
150,000	WEC Energy Group, Inc., 0.55%, 9/15/23	150,233
400,000	Xcel Energy, Inc., 0.50%, 10/15/23	399,848

		2,748,749

Total Corporate Bonds		31,252,976

(Cost $30,910,091)

Asset Backed Securities — 29.31%
160,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.62%, 3/18/25	168,164
175,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class B, 2.13%, 7/18/25	179,993
300,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D, 2.58%, 9/18/25	308,268
75,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class B, 2.43%, 5/20/22(b)	75,805
405,000	Capital Auto Receivables Asset Trust, Series 2018-2, Class C, 3.69%, 12/20/23(b)	414,291
185,000	Carmax Auto Owner Trust, Series 2018-4, Class C, 3.85%, 7/15/24	195,230
85,000	Carmax Auto Owner Trust, Series 2018-4, Class D, 4.15%, 4/15/25	88,326

17

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2020 (Unaudited)

Principal Amount		Value
$145,000	Carmax Auto Owner Trust, Series 2019-1, Class D, 4.04%, 8/15/25	$150,613
195,000	Carmax Auto Owner Trust, Series 2019-3, Class D, 2.85%, 1/15/26	197,294
130,000	CarMax Auto Owner Trust, Series 2016-4, Class D, 2.91%, 4/17/23	130,838
250,000	CarMax Auto Owner Trust, Series 2017-3, Class D, 3.46%, 10/16/23	255,376
350,000	CarMax Auto Owner Trust, Series 2018-1, Class C, 2.95%, 11/15/23	360,584
310,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.37%, 7/15/24	317,614
205,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.91%, 1/15/25	211,983
300,000	CarMax Auto Owner Trust, Series 2019-3, Class C, 2.60%, 6/16/25	311,650
100,000	CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25	104,296
125,000	CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25	129,300
410,000	CNH Equipment Trust, Series 2019-A, Class A3, 3.01%, 4/15/24	420,509
350,000	Dell Equipment Finance Trust, Series 2018-1, Class B, 3.34%, 6/22/23(b)	354,529
300,000	Dell Equipment Finance Trust, Series 2018-1, Class C, 3.53%, 6/22/23(b)	304,624
275,000	Dell Equipment Finance Trust, Series 2018-2, Class B, 3.55%, 10/22/23(b)	281,171
98,519	Drive Auto Receivables Trust, Series 2017-2, Class D, 3.49%, 9/15/23	99,966
201,535	Drive Auto Receivables Trust, Series 2017-AA, Class D, 4.16%, 5/15/24(b)	204,912
40,274	Drive Auto Receivables Trust, Series 2017-BA, Class D, 3.72%, 10/17/22(b)	40,505
65,413	Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63%, 8/15/24	65,714
110,060	Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/24	111,053
291,000	Drive Auto Receivables Trust, Series 2018-3, Class D, 4.30%, 9/16/24	302,386
460,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.30%, 4/15/26	486,451
225,000	Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25	231,230
400,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 6/15/26	419,446
130,000	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 8/15/25	134,199
105,000	Drive Auto Receivables Trust, Series 2019-4, Class C, 2.51%, 11/17/25	107,412
125,000	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36%, 3/16/26	128,108

18

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2020 (Unaudited)

Principal Amount		Value
$275,000	GM Financial Automobile Leasing Trust, Series 2018-3, Class C, 3.70%, 7/20/22	$278,328
300,000	GM Financial Automobile Leasing Trust, Series 2019-1, Class C, 3.56%, 12/20/22	307,046
105,000	GM Financial Automobile Leasing Trust, Series 2019-3, Class C, 2.35%, 7/20/23	107,050
425,000	GM Financial Automobile Leasing Trust, Series 2020-1, Class C, 2.04%, 12/20/23	432,470
150,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class B, 3.27%, 1/16/24	156,747
60,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B, 2.03%, 4/16/25	61,752
50,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C, 2.18%, 5/16/25	51,220
425,000	GreatAmerica Leasing Receivables Funding LLC Series, Series 2017-1, Class C, 2.89%, 1/22/24(b)	426,687
500,000	Hyundai Auto Receivables Trust, Series 2019-A, Class C, 3.03%, 11/17/25	524,606
192,652	Santander Drive Auto Receivables Trust, Series 2017-1, Class D, 3.17%, 4/17/23	194,783
315,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.88%, 2/15/24	325,863
865,000	Santander Drive Auto Receivables Trust, Series 2018-3, Class D, 4.07%, 8/15/24	901,217
160,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	163,967
300,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22%, 7/15/25	310,020
160,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.68%, 10/15/25	164,008
505,000	Santander Retail Auto Lease Trust, Series 2019-A, Class B, 3.01%, 5/22/23(b)	519,455
300,000	Santander Retail Auto Lease Trust, Series 2019-A, Class C, 3.30%, 5/22/23(b)	309,673
240,000	Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23(b)	246,948
500,000	Verizon Owner Trust, Series 2018-1A, Class B, 3.05%, 9/20/22(b)	508,703
220,000	Verizon Owner Trust, Series 2018-1A, Class C, 3.20%, 9/20/22(b)	224,083
170,000	Verizon Owner Trust, Series 2019-C, Class B, 2.06%, 4/22/24	175,439
150,000	World Omni Auto Receivables Trust, Series 2016-B, Class B, 1.73%, 7/15/23	150,234
198,084	World Omni Automobile Lease Securitization Trust, Series 2019-B, Class A2A, 2.05%, 7/15/22	199,467

Total Asset Backed Securities		14,031,606

(Cost $13,857,281)

19

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2020 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 0.99%
Fannie Mae — 0.06%
$ 8,346	Pool #888467, 6.00%, 6/1/22	$8,528
2,679	Pool #AL0202, 4.00%, 4/1/21	2,688
5,582	Series 2003-55, Class CD, 5.00%, 6/25/23	5,796
10,427	Series 2012-1, Class GB, 2.00%, 2/25/22	10,495

		27,507

Freddie Mac — 0.93%
250,000	Series 2011-K10, Class B, 4.69%, 11/25/49(b),(d)	250,662
195,000	Series 2011-K11, Class B, 4.61%, 12/25/48(b),(d)	195,805
173	Series 3852, Class EA, 4.50%, 12/15/21	174

		446,641

Total U.S. Government Agency Backed Mortgages		474,148

(Cost $486,511)

Collateralized Mortgage Obligations — 0.01%
2,373	JP Morgan Resecuritization Trust Series, Series 2014-1, Class 9A3, (LIBOR USD 1-Month + 0.290%), 0.47%, 12/26/35(a),(b)	2,365

Total Collateralized Mortgage Obligations		2,365

(Cost $2,339)

Shares
Investment Company — 3.46%
1,656,796	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	1,656,796

Total Investment Company		1,656,796

(Cost $1,656,796)

Total Investments		$47,417,891
(Cost $46,913,018)(f) — 99.06%

Other assets in excess of liabilities — 0.94%		448,817

NET ASSETS — 100.00%		$47,866,708

20

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2020 (Unaudited)

(a)	Floating rate note. Rate shown is as of report date.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Affiliated investment.

(f)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of September 30, 2020:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value	Clearinghouse
Five Year U.S. Treasury Note	5	December 2020	$(845)	USD $ 630,156	Barclays Capital Group
Two Year U.S. Treasury Note	5	December 2020	(561)	USD 1,104,805	Barclays Capital Group

Total			$(1,406)

Abbreviations used are defined below:

GMTN - Global Medium Term Note

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

USD - United States Dollar

See Notes to the Financial Statements.

21

FINANCIAL STATEMENTS
Statements of Assets and Liabilities

September 30, 2020 (Unaudited)

	RBC Short Duration Fixed Income Fund	RBC Ultra-Short Fixed Income Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $69,872,319 and $45,256,222, respectively)	$71,083,468	$45,761,095
Affiliated investments (cost $412,818 and $1,656,796, respectively)	412,818	1,656,796
Cash at broker for financial future contracts	29,900	21,703
Interest and dividend receivable	390,438	210,762
Receivable from advisor	—	12,659
Receivable for capital shares issued	—	221,516
Unrealized appreciation on futures contracts	4,715	—
Prepaid expenses and other assets	24,062	33,097

Total Assets	71,945,401	47,917,628

Liabilities:
Foreign withholding tax payable	42	42
Distributions payable	80	5,371
Payable for capital shares redeemed	2,185	6,535
Payable for investments purchased	165,735	—
Unrealized depreciation on futures contracts	2,739	1,406
Accrued expenses and other payables:
Investment advisory fees	1,953	—
Accounting fees	4,578	4,378
Audit fees	12,748	12,748
Trustees’ fees	794	624
Distribution fees	—	100
Custodian fees	128	229
Shareholder reports	6,843	8,408
Transfer agent fees	878	7,631
Other	6,077	3,448

Total Liabilities	204,780	50,920

Net Assets	$71,740,621	$47,866,708

Net Assets Consists of:
Capital	$70,771,904	$47,688,891
Accumulated earnings	968,717	177,817

Net Assets	$71,740,621	$47,866,708

22

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)

September 30, 2020 (Unaudited)

	RBC Short Duration Fixed Income Fund	RBC Ultra-Short Fixed Income Fund
Net Assets
Class A	$430,419	$10,176,492
Class I	71,310,202	37,690,216

Total	$71,740,621	$47,866,708

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	42,184	1,018,553
Class I	6,999,352	3,777,924

Total	7,041,536	4,796,477

Net Asset Values and Redemption Prices Per Share:
Class A	$10.20	$9.99

Class I	$10.19	$9.98

See Notes to the Financial Statements.

23

FINANCIAL STATEMENTS
Statements of Operations

For the Six Months Ended September 30, 2020 (Unaudited)

	RBC Short Duration Fixed Income Fund	RBC Ultra-Short Fixed Income Fund
Investment Income:
Interest income	$733,080	$477,875
Dividend income - affiliated	640	1,359

Total Investment Income	733,720	479,234
Expenses:
Investment advisory fees	92,957	51,660
Distribution fees–Class A	218	3,924
Accounting fees	31,292	28,406
Audit fees	20,072	20,072
Custodian fees	1,103	1,395
Insurance fees	2,154	2,154
Legal fees	1,343	865
Registrations and filing fees	20,088	23,180
Shareholder reports	15,363	17,177
Transfer agent fees–Class A	1,851	2,546
Transfer agent fees–Class I	10,288	27,979
Trustees’ fees and expenses	1,749	1,359
Tax expense	2,072	2,072
Other fees	2,495	2,389

Total expenses before fee waiver/reimbursement	203,045	185,178
Expenses waived/reimbursed by:
Advisor	(94,378)	(118,363)

Net expenses	108,667	66,815

Net Investment Income	625,053	412,419

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	207,219	223,886
Futures contracts	(4,680)	(88,728)

Net realized gains	202,539	135,158
Net change in unrealized appreciation/ (depreciation) on:
Investments	2,506,823	1,650,218
Foreign currency	—	(2)
Futures contracts	303	82,206

Net unrealized gains	2,507,126	1,732,422

Change in net assets resulting from operations	$3,334,718	$2,279,999

See Notes to the Financial Statements.

24

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Short Duration Fixed Income Fund
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020
From Investment Activities
Operations:
Net investment income	$625,053	$1,048,630
Net realized gains/(losses) from investments and futures contracts	202,539	(270,595)
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	2,507,126	(1,370,390)

Change in net assets resulting from operations	3,334,718	(592,355)

Distributions to Shareholders:
Class A	(4,176)	(7,644)
Class I	(622,803)	(1,044,931)

Change in net assets resulting from shareholder distributions	(626,979)	(1,052,575)

Capital Transactions:
Proceeds from shares issued	18,400,619	32,255,714
Distributions reinvested	626,964	1,052,522
Cost of shares redeemed	(6,304,920)	(3,226,315)

Change in net assets resulting from capital transactions	12,722,663	30,081,921

Net increase in net assets	15,430,402	28,436,991
Net Assets:
Beginning of period	56,310,219	27,873,228

End of period	$71,740,621	$56,310,219

Share Transactions:
Issued	1,816,268	3,203,863
Reinvested	61,986	104,939
Redeemed	(626,914)	(322,035)

Change in shares resulting from capital transactions	1,251,340	2,986,767

See Notes to the Financial Statements.

25

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Ultra-Short Fixed Income Fund
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020
From Investment Activities
Operations:
Net investment income	$412,419	$747,338
Net realized gains/(losses) from investments and futures contracts	135,158	(302,168)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency and futures contracts	1,732,422	(1,283,059)

Change in net assets resulting from operations	2,279,999	(837,889)

Distributions to Shareholders:
Class A	(68,015)	(76,462)
Class I	(344,604)	(675,480)

Change in net assets resulting from shareholder distributions	(412,619)	(751,942)

Capital Transactions:
Proceeds from shares issued	21,665,362	46,722,728
Distributions reinvested	378,297	726,362
Cost of shares redeemed	(16,737,077)	(37,143,145)

Change in net assets resulting from capital transactions	5,306,582	10,305,945

Net increase in net assets	7,173,962	8,716,114
Net Assets:
Beginning of period	40,692,746	31,976,632

End of period	$47,866,708	$40,692,746

Share Transactions:
Issued	2,195,937	4,732,998
Reinvested	38,209	73,432
Redeemed	(1,688,983)	(3,793,334)

Change in shares resulting from capital transactions	545,163	1,013,096

See Notes to the Financial Statements.

26

     FINANCIAL HIGHLIGHTS

RBC Short Duration Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/20 (Unaudited)	$9.98	0.10	0.22	0.32	(0.10)	(0.10)	$10.20
Year Ended 3/31/20	9.94	0.25	0.04	0.29	(0.25)	(0.25)	9.98
Year Ended 3/31/19	9.85	0.24	0.09	0.33	(0.24)	(0.24)	9.94
Year Ended 3/31/18	9.97	0.20	(0.12)	0.08	(0.20)	(0.20)	9.85
Year Ended 3/31/17	9.92	0.17	0.05	0.22	(0.17)	(0.17)	9.97
Year Ended 3/31/16	9.97	0.16	(0.04)	0.12	(0.17)	(0.17)	9.92
Class I
Six Months Ended 9/30/20 (Unaudited)	$9.98	0.10	0.21	0.31	(0.10)	(0.10)	$10.19
Year Ended 3/31/20	9.94	0.25	0.05	0.30	(0.26)	(0.26)	9.98
Year Ended 3/31/19	9.84	0.25	0.10	0.35	(0.25)	(0.25)	9.94
Year Ended 3/31/18	9.97	0.21	(0.13)	0.08	(0.21)	(0.21)	9.84
Year Ended 3/31/17	9.92	0.18	0.05	0.23	(0.18)	(0.18)	9.97
Year Ended 3/31/16	9.97	0.17	(0.04)	0.13	(0.18)	(0.18)	9.92

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

27

    FINANCIAL HIGHLIGHTS

RBC Short Duration Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/20 (Unaudited)	5.84	%(b)	$ 430	0.45	%(c)	1.91	%(c)	1.56	%(c)	19%
Year Ended 3/31/20	0.34%		294	0.45%		2.48%		2.07%		33%
Year Ended 3/31/19	3.44%		310	0.45%		2.41%		1.99%		48%
Year Ended 3/31/18	0.78%		526	0.45%		1.98%		1.71%		55%
Year Ended 3/31/17	2.23%		666	0.45%		1.69%		1.53%		37%
Year Ended 3/31/16	1.18%		1,305	0.45%		1.60%		1.70%		50%
Class I
Six Months Ended 9/30/20 (Unaudited)	5.80	%(b)	$71,310	0.35	%(c)	2.02	%(c)	0.65	%(c)	19%
Year Ended 3/31/20	0.45%		56,016	0.35%		2.53%		0.79%		33%
Year Ended 3/31/19	3.65%		27,563	0.35%		2.55%		1.04%		48%
Year Ended 3/31/18	0.78%		25,482	0.35%		2.10%		0.99%		55%
Year Ended 3/31/17	2.33%		18,366	0.35%		1.78%		1.12%		37%
Year Ended 3/31/16	1.28%		12,925	0.35%		1.70%		1.37%		50%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

See Notes to the Financial Statements.

28

    FINANCIAL HIGHLIGHTS

RBC Ultra-Short Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/20 (Unaudited)	$9.58	0.09	0.41	0.50	(0.09)	(0.09)	$9.99
Year Ended 3/31/20	9.89	0.23	(0.29)	(0.06)	(0.25)	(0.25)	9.58
Year Ended 3/31/19	9.84	0.24	0.06	0.30	(0.25)	(0.25)	9.89
Year Ended 3/31/18	9.90	0.18	(0.06)	0.12	(0.18)	(0.18)	9.84
Year Ended 3/31/17	9.87	0.14	0.04	0.18	(0.15)	(0.15)	9.90
Year Ended 3/31/16	9.89	0.11	—	0.11	(0.13)	(0.13)	9.87
Class I
Six Months Ended 9/30/20 (Unaudited)	$9.57	0.09	0.41	0.50	(0.09)	(0.09)	$9.98
Year Ended 3/31/20	9.87	0.25	(0.29)	(0.04)	(0.26)	(0.26)	9.57
Year Ended 3/31/19	9.83	0.25	0.04	0.29	(0.25)	(0.25)	9.87
Year Ended 3/31/18	9.88	0.19	(0.05)	0.14	(0.19)	(0.19)	9.83
Year Ended 3/31/17	9.87	0.15	0.02	0.17	(0.16)	(0.16)	9.88
Year Ended 3/31/16	9.89	0.12	—	0.12	(0.14)	(0.14)	9.87

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

29

    FINANCIAL HIGHLIGHTS

RBC Ultra-Short Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/20 (Unaudited)	5.20	%(b)	$10,176	0.38	%(c)	1.74	%(c)	0.84	%(c)	39%
Year Ended 3/31/20	(0.67)%		5,745	0.38%		2.34%		1.07%		93%
Year Ended 3/31/19	3.04%		1,728	0.38%		2.41%		1.30%		57%
Year Ended 3/31/18	1.21%		1,978	0.39	%(d)	1.83%		1.54%		68%
Year Ended 3/31/17	1.84%		667	0.40%		1.41%		1.30%		52%
Year Ended 3/31/16	1.16%		4,395	0.40%		1.09%		1.25%		41%
Class I
Six Months Ended 9/30/20 (Unaudited)	5.26	%(b)	$37,690	0.28	%(c)	1.86	%(c)	0.82	%(c)	39%
Year Ended 3/31/20	(0.47)%		34,948	0.28%		2.56%		0.99%		93%
Year Ended 3/31/19	3.04%		30,249	0.28%		2.57%		1.07%		57%
Year Ended 3/31/18	1.42%		21,577	0.29	%(d)	1.89%		1.08%		68%
Year Ended 3/31/17	1.74%		14,011	0.30%		1.47%		1.14%		52%
Year Ended 3/31/16	1.24%		13,482	0.30%		1.22%		1.13%		41%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

(d)

Beginning October 2, 2017, the net operating expenses were contractually limited to 0.38% and 0.28% of average daily net assets for Class A and Class I, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2018.

See Notes to the Financial Statements.

30

    NOTES TO FINANCIAL STATEMENTS

September 30, 2020 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

– RBC Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

– RBC Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

The Funds offer Class A (formerly Class F) and Class I shares. Class A and Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a contingent deferred sales charge.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the ”Board“) has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

31

    NOTES TO FINANCIAL STATEMENTS

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

32

    NOTES TO FINANCIAL STATEMENTS

•    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates. The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Short Duration Fixed Income Fund Assets:
Investments in Securities
Corporate Bonds	$—	$52,244,636	$—	$52,244,636
U.S. Government Agency Backed Mortgages	—	278,001	—	278,001
Collateralized Mortgage Obligations	—	2,365	—	2,365
Asset Backed Securities	—	18,558,466	—	18,558,466
Investment Company	412,818	—	—	412,818
Other Financial Instruments*
Financial futures contracts	4,715	—	—	4,715

Total Assets	$417,533	$71,083,468	$—	$71,501,001

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(2,739)	$—	$—	$(2,739)

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    NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Ultra-Short Fixed Income Fund Assets:
Investments in Securities
Corporate Bonds	$—	$31,252,976	$—	$31,252,976
U.S. Government Agency Backed Mortgages	—	474,148	—	474,148
Collateralized Mortgage Obligations	—	2,365	—	2,365
Asset Backed Securities	—	14,031,606	—	14,031,606
Investment Company	1,656,796	—	—	1,656,796

Total Assets	$1,656,796	$45,761,095	$—	$47,417,891

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(1,406)	$—	$—	$(1,406)

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts which are valued at fair value.

During the period ended September 30, 2020, the Funds recognized no transfers to/from Level 1 or 2. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of September 30, 2020, the Funds do not have any outstanding TBA commitments.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to manage their risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts:

The Funds entered into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates,

34

    NOTES TO FINANCIAL STATEMENTS

exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Notes futures during the period ended September 30, 2020.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at September 30, 2020.

Fair Values of Derivative Financial Instrument as of September 30, 2020
Statement of Assets and Liabilities Location
Asset Derivatives
	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Interest Rate Risk:
Unrealized appreciation on futures contracts	$4,715	$—

Total	$4,715	$—

Liability Derivatives
	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Interest Rate Risk:
Unrealized depreciation on futures contracts	$2,739	$1,406

Total	$2,739	$1,406

The effect of derivative instruments on the Statement of Operations during the period ended September 30, 2020 is as follows:

Derivative Instruments Categorized by Risk Exposure	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Net realized Gain/(Loss) From:
Interest Rate Risk:
Financial futures contracts	$(4,680)	$(88,728)

Total	$(4,680)	$(88,728)

35

    NOTES TO FINANCIAL STATEMENTS

Derivative Instruments Categorized by Risk Exposure	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Net Change in Unrealized Appreciation/(Depreciation) From:
Interest Rate Risk:
Financial futures contracts	$303	$82,206

Total	$303	$82,206

For the period ended September 30, 2020, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Futures long position (contracts)	46	—
Futures short position (contracts)	15	10

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), U.S. Government Money Market Fund-RBC Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

36

    NOTES TO FINANCIAL STATEMENTS

	Value March 31, 2020	Purchases	Sales	Value September 30, 2020	Dividends
Investments in U.S. Government Money Market Fund—RBC Institutional Class 1
Short Duration Fixed Income Fund	$2,087,167	$23,200,128	$(24,874,477)	$412,818	$640
Ultra-Short Fixed Income Fund	6,371,232	21,481,835	(26,196,271)	1,656,796	1,359

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

The Funds pay out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These ”book/tax“ differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average

37

    NOTES TO FINANCIAL STATEMENTS

daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Short Duration Fixed Income Fund	0.30%
Ultra-Short Fixed Income Fund	0.23%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of Class A and Class I shares of each Fund to the following levels. This expense limitation agreement is in place until July 31, 2022.

	Class A Annual Rate	Class I Annual Rate
Short Duration Fixed Income Fund	0.45%	0.35%
Ultra-Short Fixed Income Fund	0.38%	0.28%

The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

The amounts subject to possible recoupment under the expense limitation agreement as of September 30, 2020 were:

	FYE 3/31/18	FYE 3/31/19	FYE 3/31/20	FYE 3/31/21	Total
Short Duration Fixed Income Fund	$75,693	$178,075	$184,217	$ 93,469	$531,454
Ultra-Short Fixed Income Fund	85,187	199,362	206,451	116,988	607,988

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to RBC GAM-US indirectly through its investment in an affiliated money market fund. These waivers are voluntary and not subject to recoupment. These amounts are included in expenses waived/reimbursed by Advisor in the Statements of Operations. For the period ended September 30, 2020, the amounts waived were as follows:

Fees Waived
Short Duration Fixed Income Fund	$ 909
Ultra-Short Fixed Income Fund	1,375

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon Investment Servicing (US) Inc. (”BNY Mellon“) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based in part on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $63,000 ($68,000 effective October 1, 2020). The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting fee of $6,500, for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500

38

    NOTES TO FINANCIAL STATEMENTS

fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

In conjunction with the launch of the Funds and additional share classes, the Advisor invested seed capital to provide each Fund or share class with its initial investment assets. The table below shows, as of September 30, 2020, each Fund’s net assets, the shares of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Short Duration Fixed Income Fund	$71,740,621	983,830	14.0%
Ultra-Short Fixed Income Fund	$47,866,708	1,140,855	23.8%

4. Fund Distribution:

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The current Plan fee rate for Class A is 0.10%.

Plan fees are based on average daily net assets of Class A. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the period ended September 30, 2020, there were no fees waived by the Distributor.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended September 30, 2020 were as follows:

	Purchases	Sales (Excl. U.S. Gov’t)	Sales of U.S. Gov’t.
Short Duration Fixed Income Fund	$26,080,030	$11,083,659	$49,640
Ultra-Short Fixed Income Fund	25,765,426	16,771,173	71,108

39

    NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	Short Duration Fixed Income Fund		Ultra-Short Fixed Income Fund
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$649,425	$—	$5,438,915	$9,113,603
Distributions reinvested	4,176	7,644	67,504	76,462
Cost of shares redeemed	(540,962)	(17,672)	(1,373,512)	(4,903,474)

Change in Class A	$112,639	$(10,028)	$4,132,907	$4,286,591

Class I
Proceeds from shares issued	$17,751,194	$32,255,714	$16,226,447	$37,609,125
Distributions reinvested	622,788	1,044,878	310,793	649,900
Cost of shares redeemed	(5,763,958)	(3,208,643)	(15,363,565)	(32,239,671)

Change in Class I	$12,610,024	$30,091,949	$1,173,675	$6,019,354

Change in net assets resulting from capital transactions	$12,722,663	$30,081,921	$5,306,582	$10,305,945

SHARE TRANSACTIONS:
Class A
Issued	64,948	—	550,749	917,015
Reinvested	413	762	6,806	7,728
Redeemed	(53,400)	(1,753)	(138,403)	(500,067)

Change in Class A	11,961	(991)	419,152	424,676

Class I
Issued	1,751,320	3,203,863	1,645,188	3,815,983
Reinvested	61,573	104,177	31,403	65,704
Redeemed	(573,514)	(320,282)	(1,550,580)	(3,293,267)

Change in Class I	1,239,379	2,987,758	126,011	588,420

Change in shares resulting from capital transactions	1,251,340	2,986,767	545,163	1,013,096

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and

40

    NOTES TO FINANCIAL STATEMENTS

state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of September 30, 2020, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short Duration Fixed Income Fund	$70,285,137	$1,308,255	$(97,106)	$1,211,149
Ultra-Short Fixed Income Fund	46,913,018	539,191	(34,318)	504,873

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales and mark to market on derivatives.

The tax character of distributions during the year ended March 31, 2020 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
Short Duration Fixed Income Fund	$1,052,576	$1,052,576	$1,052,576
Ultra-Short Fixed Income Fund	746,191	746,191	746,191

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated March 31, 2021.

As of March 31, 2020, Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund had a short-term capital loss carryforward of $395,338 and $410,147, respectively, and a long-term capital loss carryforward of $73,687 and $134,059 respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration.

During the year ended March 31, 2020 the Short Duration Fixed Income Fund utilized $37,792 of capital loss carryforwards.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund did not have any deferred qualified late-year capital losses.

8. Line of Credit

The Funds, along with other Funds within the Trust, participate in an uncommitted, unsecured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 31, 2021. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since multiple funds within the Trust participate in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at September 30, 2020 and there were no borrowings made by the Funds during the period.

41

    NOTES TO FINANCIAL STATEMENTS

9. Significant Risks

Shareholder concentration risk:

As of September 30, 2020, the following Funds had omnibus accounts which owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Short Duration Fixed Income Fund	3	85.0%
Ultra-Short Fixed Income Fund	1	38.2%

In addition, an unaffiliated shareholder owned 17.2% of the Ultra-Short Fixed Income Fund as of September 30, 2020. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

10. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

42

    SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A and Class I shares.

Class A

Class A shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load). Class A shares currently include a 0.10% (10 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

43

    SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 through September 30, 2020.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period* 4/1/20–9/30/20	Annualized Expense Ratio During Period 4/1/20–9/30/20
Short Duration Fixed Income Fund
Class A	$1,000.00	$1,058.40	$2.32	0.45%
Class I	1,000.00	1,058.00	1.81	0.35%
Ultra-Short Fixed Income Fund
Class A	1,000.00	1,052.00	1.95	0.38%
Class I	1,000.00	1,052.60	1.44	0.28%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one half year period).

44

    SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period* 4/1/20-9/30/20	Annualized Expense Ratio During Period 4/1/20-9/30/20
Short Duration Fixed Income Fund
Class A	$1,000.00	$1,022.81	$2.28	0.45%
Class I	1,000.00	1,023.31	1.78	0.35%
Ultra-Short Fixed Income Fund
Class A	1,000.00	1,023.16	1.93	0.38%
Class I	1,000.00	1,023.66	1.42	0.28%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one half year period).

45

    APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory Agreements

In September 2020, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements with the Advisor (the “Agreements”) for each Fund for an additional year

As part of their review of the Agreements, the Trustees requested and considered information regarding the services performed by the Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year, information presented at both a special meeting held to review requested material related to the proposed renewals and a regular meeting at which the proposed renewals were considered, and their experience with the portfolio management team with regard to other products over the years. The information included material provided by the Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc., an independent statistical compilation company providing comparative fee and expense information and comparative performance information for the Funds. In connection with their deliberations, the independent Trustees were advised by independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals from the Advisor, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature, quality, and extent of the services provided to the Funds by the Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks and their respective Morningstar categories as well as information with respect to custom peer groups designed to align more closely with the Funds’ specific investment strategies. The Trustees noted that the performance of the RBC Ultra-Short Fixed Income Fund had ranked in the top quartile of its peers since its inception.

The Trustees reviewed the Funds’ expense structure and advisory fees. The Trustees also considered, and viewed favorably, the Advisor’s contractual agreement to subsidize Fund expenses. The Trustees continued to be satisfied with the Advisor’s approach of providing profitability information so that the Advisor and Trustees could evaluate possible future economies of scale that might warrant contractual advisory fee breakpoints. The Trustees’ considerations included other benefits derived by the Advisor from its relationship with the Funds.

In considering the nature and quality of services provided by the Advisor to the Funds, the Trustees considered the significant depth and experience of the Advisor’s team with regard to management of shorter duration portfolios, and their demonstrated capabilities with respect to research, credit, and fundamental analysis, as well as the Advisor’s operational and compliance structure and systems. The Trustees expressed confidence in the Advisor’s investment team and were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds.

Based upon their review, the Trustees determined that the advisory fees payable to the Advisor were reasonable and fair in view of the level and quality of the services to be provided by the Advisor under all the circumstances and were within the range of what might have been negotiated at arms’ length. The Trustees approved the Agreements and expense limitation arrangements for each Fund for an additional year. In arriving at their collective decision to approve the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of it self.

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2020.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-FI SAR 09-20

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	11/30/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	11/30/2020

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	11/30/2020

* Print the name and title of each signing officer under his or her signature.